United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Jeffrey K. Ringdahl, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2023

Date of reporting period: January 31, 2023

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 57.43%
Communication Services - 4.10%
Entertainment - 0.97%
Electronic Arts, Inc.	6,447	$829,600
Warner Bros Discovery, Inc.A	42,299	626,871

		1,456,471

Interactive Media & Services - 0.68%
Alphabet, Inc., Class AA	10,300	1,018,052

Media - 1.77%
Comcast Corp., Class A	40,279	1,584,979
News Corp., Class A	23,900	484,214
Omnicom Group, Inc.	2,586	222,370
Paramount Global, Class B	16,500	382,140

		2,673,703

Wireless Telecommunication Services - 0.68%
T-Mobile U.S., Inc.A	4,200	627,102
Vodafone Group PLC, ADR	34,732	402,196

		1,029,298

Total Communication Services		6,177,524

Consumer Discretionary - 5.97%
Auto Components - 1.61%
Adient PLCA	4,532	204,030
Aptiv PLCA	11,143	1,260,162
Goodyear Tire & Rubber Co.A	10,359	116,539
Magna International, Inc.B	13,104	850,974

		2,431,705

Automobiles - 0.79%
General Motors Co.	30,342	1,193,047

Hotels, Restaurants & Leisure - 2.07%
Aramark	22,378	996,493
Booking Holdings, Inc.A	162	394,324
Las Vegas Sands Corp.A	29,231	1,724,629

		3,115,446

Multiline Retail - 0.74%
Dollar General Corp.	4,750	1,109,600

Specialty Retail - 0.76%
Advance Auto Parts, Inc.	4,115	626,632
Lithia Motors, Inc.	1,944	511,661

		1,138,293

Total Consumer Discretionary		8,988,091

Consumer Staples - 1.30%
Personal Products - 0.49%
Unilever PLC, ADRB	14,600	746,060

Tobacco - 0.81%
Philip Morris International, Inc.	11,645	1,213,875

Total Consumer Staples		1,959,935

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 57.43% (continued)
Energy - 7.21%
Energy Equipment & Services - 1.66%
Baker Hughes Co.	6,900	$219,006
Halliburton Co.	33,498	1,380,788
NOV, Inc.	27,800	679,432
Schlumberger Ltd.	3,800	216,524

		2,495,750

Oil, Gas & Consumable Fuels - 5.55%
APA Corp.	24,514	1,086,706
Cenovus Energy, Inc.B	12,500	249,750
Hess Corp.	12,252	1,839,760
Marathon Oil Corp.	22,531	618,926
Murphy Oil Corp.	9,400	409,934
Ovintiv, Inc.	11,100	546,453
Phillips 66	16,377	1,642,122
Pioneer Natural Resources Co.	5,305	1,222,007
Shell PLC, ADR	12,535	737,183

		8,352,841

Total Energy		10,848,591

Financials - 11.71%
Banks - 5.58%
Citigroup, Inc.	40,857	2,133,552
Citizens Financial Group, Inc.	15,468	670,074
First Citizens BancShares, Inc., Class A	365	283,853
M&T Bank Corp.	6,268	977,808
U.S. Bancorp	25,876	1,288,625
Wells Fargo & Co.	64,949	3,044,160

		8,398,072

Capital Markets - 2.41%
Bank of New York Mellon Corp.	18,315	926,189
Goldman Sachs Group, Inc.	2,817	1,030,487
Northern Trust Corp.	8,166	791,857
State Street Corp.	9,606	877,316

		3,625,849

Consumer Finance - 0.61%
American Express Co.	3,923	686,251
Capital One Financial Corp.	1,900	226,100

		912,351

Diversified Financial Services - 0.27%
Corebridge Financial, Inc.	9,100	198,016
Equitable Holdings, Inc.	6,700	214,869

		412,885

Insurance - 2.84%
Allstate Corp.	4,730	607,663
American International Group, Inc.	34,725	2,195,315
Hartford Financial Services Group, Inc.	8,500	659,685
Willis Towers Watson PLC	3,234	822,050

		4,284,713

Total Financials		17,633,870

Health Care - 7.39%
Health Care Equipment & Supplies - 1.36%
GE HealthCare Technologies, Inc.A	9,387	652,584
Medtronic PLC	13,543	1,133,414

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 57.43% (continued)
Health Care - 7.39% (continued)
Health Care Equipment & Supplies - 1.36% (continued)
Zimmer Biomet Holdings, Inc.	2,132	$271,489

		2,057,487

Health Care Providers & Services - 4.27%
Centene Corp.A	7,000	533,680
Cigna Corp.	1,040	329,337
CVS Health Corp.	15,412	1,359,647
Elevance Health, Inc.	4,272	2,135,957
HCA Healthcare, Inc.	2,000	510,140
Humana, Inc.	560	286,552
UnitedHealth Group, Inc.	2,555	1,275,430

		6,430,743

Pharmaceuticals - 1.76%
GSK PLC, ADR	5,854	206,412
Merck & Co., Inc.	10,714	1,150,791
Perrigo Co. PLC	28,130	1,052,625
Sanofi, ADR	4,803	236,019

		2,645,847

Total Health Care		11,134,077

Industrials - 6.60%
Aerospace & Defense - 0.65%
Boeing Co.A	2,600	553,800
Raytheon Technologies Corp.	4,300	429,355

		983,155

Air Freight & Logistics - 0.73%
FedEx Corp.	5,700	1,105,002

Construction & Engineering - 0.94%
AECOM	14,392	1,255,990
Fluor Corp.A	4,100	150,675

		1,406,665

Electrical Equipment - 0.70%
Vertiv Holdings Co.	74,334	1,057,029

Industrial Conglomerates - 1.01%
General Electric Co.	18,962	1,526,062

Machinery - 2.03%
CNH Industrial NV	25,580	453,278
Cummins, Inc.	2,332	581,927
Deere & Co.	2,348	992,828
PACCAR, Inc.	4,039	441,503
Stanley Black & Decker, Inc.	6,500	580,515

		3,050,051

Road & Rail - 0.54%
JB Hunt Transport Services, Inc.	4,291	811,214

Total Industrials		9,939,178

Information Technology - 7.76%
Communications Equipment - 1.02%
F5, Inc.A	7,400	1,092,684

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 57.43% (continued)
Information Technology - 7.76% (continued)
Communications Equipment - 1.02% (continued)
Telefonaktiebolaget LM Ericsson, ADR	77,220	$445,559

		1,538,243

Electronic Equipment, Instruments & Components - 0.57%
Corning, Inc.	12,295	425,530
TE Connectivity Ltd.	3,358	426,970

		852,500

IT Services - 1.63%
Cognizant Technology Solutions Corp., Class A	10,220	682,185
Fidelity National Information Services, Inc.	20,547	1,541,847
Fiserv, Inc.A	2,100	224,028

		2,448,060

Semiconductors & Semiconductor Equipment - 1.43%
Broadcom, Inc.	1,841	1,077,003
Micron Technology, Inc.	7,000	422,100
QUALCOMM, Inc.	4,958	660,455

		2,159,558

Software - 3.11%
Microsoft Corp.	6,540	1,620,677
Oracle Corp.	19,527	1,727,359
Workday, Inc., Class AA	7,330	1,329,882

		4,677,918

Total Information Technology		11,676,279

Materials - 3.13%
Chemicals - 3.02%
Air Products & Chemicals, Inc.	5,060	1,621,781
Axalta Coating Systems Ltd.A	34,423	1,036,132
DuPont de Nemours, Inc.	11,167	825,800
International Flavors & Fragrances, Inc.	4,103	461,423
Olin Corp.	9,400	607,146

		4,552,282

Containers & Packaging - 0.11%
International Paper Co.	3,825	159,961

Total Materials		4,712,243

Real Estate - 1.02%
Equity Real Estate Investment Trusts (REITs) - 1.02%
VICI Properties, Inc.	44,806	1,531,469

Utilities - 1.24%
Electric Utilities - 1.24%
Pinnacle West Capital Corp.	12,838	957,073
PPL Corp.	30,647	907,151

		1,864,224

Total Utilities		1,864,224

Total Common Stocks (Cost $67,230,557)		86,465,481

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 13.19%
Basic Materials - 0.06%
Chemicals - 0.03%
EI du Pont de Nemours & Co., 1.700%, Due 7/15/2025	$55,000	$51,301

Forest Products & Paper - 0.03%
International Paper Co., 6.000%, Due 11/15/2041	40,000	42,710

Total Basic Materials		94,011

Communications - 1.10%
Internet - 0.38%
Amazon.com, Inc.,
1.200%, Due 6/3/2027	250,000	220,134
4.650%, Due 12/1/2029	250,000	253,840
3.875%, Due 8/22/2037	105,000	97,234

		571,208

Media - 0.35%
Charter Communications Operating LLC/Charter Communications Operating Capital,
2.800%, Due 4/1/2031	50,000	40,848
3.500%, Due 3/1/2042	50,000	34,506
3.700%, Due 4/1/2051	60,000	39,619
Comcast Corp.,
3.400%, Due 4/1/2030	70,000	65,539
1.950%, Due 1/15/2031	60,000	50,120
6.550%, Due 7/1/2039	217,000	250,183
2.887%, Due 11/1/2051	64,000	44,357

		525,172

Telecommunications - 0.37%
AT&T, Inc., 2.250%, Due 2/1/2032	50,000	40,725
T-Mobile USA, Inc., 3.875%, Due 4/15/2030	230,000	214,806
Verizon Communications, Inc.,
4.329%, Due 9/21/2028	180,000	177,196
4.500%, Due 8/10/2033	50,000	48,726
3.400%, Due 3/22/2041	105,000	84,128

		565,581

Total Communications		1,661,961

Consumer, Cyclical - 1.11%
Airlines - 0.04%
American Airlines Pass-Through Trust, 3.150%, Due 8/15/2033, 2019 1 Series AA	73,476	63,798

Auto Manufacturers - 0.42%
American Honda Finance Corp., 2.000%, Due 3/24/2028	55,000	48,867
Toyota Motor Credit Corp.,
2.500%, Due 3/22/2024	115,000	112,229
1.800%, Due 2/13/2025	500,000	472,525

		633,621

Home Furnishings - 0.02%
Whirlpool Corp., 4.600%, Due 5/15/2050	35,000	30,082

Lodging - 0.04%
Marriott International, Inc., 5.000%, Due 10/15/2027	60,000	60,455

Retail - 0.59%
AutoNation, Inc., 3.850%, Due 3/1/2032	40,000	33,867

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 13.19% (continued)
Consumer, Cyclical - 1.11% (continued)
Retail - 0.59% (continued)
Home Depot, Inc., 2.950%, Due 6/15/2029	$500,000	$462,546
Tractor Supply Co., 1.750%, Due 11/1/2030	60,000	47,670
Walmart, Inc.,
2.375%, Due 9/24/2029	150,000	134,282
7.550%, Due 2/15/2030	169,000	202,459

		880,824

Total Consumer, Cyclical		1,668,780

Consumer, Non-Cyclical - 1.10%
Agriculture - 0.03%
Cargill, Inc., 1.375%, Due 7/23/2023C	50,000	49,174

Biotechnology - 0.03%
Amgen, Inc., 4.400%, Due 5/1/2045	55,000	48,886

Commercial Services - 0.10%
Moody’s Corp., 2.550%, Due 8/18/2060	50,000	29,426
Quanta Services, Inc.,
2.900%, Due 10/1/2030	85,000	72,816
3.050%, Due 10/1/2041	70,000	49,675

		151,917

Food - 0.03%
Mondelez International, Inc., 1.500%, Due 2/4/2031	50,000	39,920

Health Care - Services - 0.43%
Community Health Network, Inc., 3.099%, Due 5/1/2050, Series 20 A	65,000	44,265
Health Care Service Corp. A Mutual Legal Reserve Co., 3.200%, Due 6/1/2050C	40,000	29,832
Kaiser Foundation Hospitals, 3.002%, Due 6/1/2051, Series 2021	50,000	36,670
UnitedHealth Group, Inc.,
0.550%, Due 5/15/2024	350,000	332,156
3.875%, Due 12/15/2028	140,000	136,122
5.875%, Due 2/15/2053	60,000	68,271

		647,316

Pharmaceuticals - 0.48%
AbbVie, Inc.,
4.450%, Due 5/14/2046	45,000	41,201
4.875%, Due 11/14/2048	60,000	58,437
Bristol-Myers Squibb Co., 3.400%, Due 7/26/2029	588,000	559,136
CVS Health Corp., 4.300%, Due 3/25/2028	39,000	38,239
Viatris, Inc., 3.850%, Due 6/22/2040	35,000	25,462

		722,475

Total Consumer, Non-Cyclical		1,659,688

Energy - 0.58%
Oil & Gas - 0.27%
Chevron USA, Inc., 2.343%, Due 8/12/2050	50,000	33,574
ConocoPhillips Co., 2.125%, Due 3/8/2024	135,000	131,184
Diamondback Energy, Inc.,
3.125%, Due 3/24/2031	120,000	104,506
4.250%, Due 3/15/2052	65,000	51,907
Phillips 66 Co., 3.750%, Due 3/1/2028C	65,000	61,423

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 13.19% (continued)
Energy - 0.58% (continued)
Oil & Gas - 0.27% (continued)
Pioneer Natural Resources Co., 2.150%, Due 1/15/2031	$25,000	$20,636

		403,230

Pipelines - 0.31%
Cheniere Corpus Christi Holdings LLC, 2.742%, Due 12/31/2039	53,000	43,303
Energy Transfer LP, 7.500%, Due 7/1/2038	45,000	51,012
ONEOK, Inc., 4.550%, Due 7/15/2028	50,000	48,692
Sabine Pass Liquefaction LLC,
4.200%, Due 3/15/2028	155,000	149,506
4.500%, Due 5/15/2030	50,000	48,422
Williams Cos., Inc.,
2.600%, Due 3/15/2031	100,000	84,428
5.400%, Due 3/4/2044	45,000	43,793

		469,156

Total Energy		872,386

Financial - 4.68%
Banks - 3.20%
Bank of America Corp.,
4.125%, Due 1/22/2024	193,000	191,682
1.734%, Due 7/22/2027, (Secured Overnight Financing Rate + 0.960%)D	350,000	313,196
2.592%, Due 4/29/2031, (Secured Overnight Financing Rate + 2.150%)D	50,000	42,693
2.299%, Due 7/21/2032, (Secured Overnight Financing Rate + 1.220%)D	150,000	121,715
2.572%, Due 10/20/2032, (Secured Overnight Financing Rate + 1.210%)D	75,000	61,933
2.482%, Due 9/21/2036, (5 yr. CMT + 1.200%)D	60,000	46,617
6.110%, Due 1/29/2037	176,000	189,376
2.676%, Due 6/19/2041, (Secured Overnight Financing Rate + 1.930%)D	80,000	58,769
Citigroup, Inc.,
1.281%, Due 11/3/2025, (Secured Overnight Financing Rate + 0.528%)D	40,000	37,286
3.400%, Due 5/1/2026	350,000	336,689
4.412%, Due 3/31/2031, (Secured Overnight Financing Rate + 3.914%)D	225,000	215,349
5.875%, Due 1/30/2042	145,000	157,564
Fifth Third Bank NA, 2.250%, Due 2/1/2027	500,000	458,057
Goldman Sachs Group, Inc.,
1.431%, Due 3/9/2027, (Secured Overnight Financing Rate + 0.798%)D	110,000	98,391
1.542%, Due 9/10/2027, (Secured Overnight Financing Rate + 0.818%)D	85,000	74,996
2.615%, Due 4/22/2032, (Secured Overnight Financing Rate + 1.281%)D	55,000	45,883
JPMorgan Chase & Co.,
3.625%, Due 5/13/2024	434,000	429,613
2.301%, Due 10/15/2025, (Secured Overnight Financing Rate + 1.160%)D	160,000	152,246
3.782%, Due 2/1/2028, (3 mo. USD LIBOR + 1.337%)D	85,000	81,584
2.963%, Due 1/25/2033, (Secured Overnight Financing Rate + 1.260%)D	80,000	68,315
3.882%, Due 7/24/2038, (3 mo. USD LIBOR + 1.360%)D	90,000	79,019
5.500%, Due 10/15/2040	313,000	331,338
Morgan Stanley,
3.591%, Due 7/22/2028, (3 mo. USD LIBOR + 1.340%)D	100,000	94,445
1.794%, Due 2/13/2032, (Secured Overnight Financing Rate + 1.034%)D	115,000	90,749
2.239%, Due 7/21/2032, (Secured Overnight Financing Rate + 1.178%)D	65,000	52,492
0.864%, Due 10/21/2025, Series I, (Secured Overnight Financing Rate + 0.745%)D	90,000	83,382
Northern Trust Corp., 6.125%, Due 11/2/2032	60,000	65,814
PNC Financial Services Group, Inc.,
2.550%, Due 1/22/2030	500,000	438,166
3.400%, Due 9/15/2026, Series T, (5 yr. CMT + 2.595%)D E	80,000	68,200
State Street Corp.,
2.354%, Due 11/1/2025, (Secured Overnight Financing Rate + 0.940%)D	65,000	62,394
2.200%, Due 3/3/2031	55,000	45,672

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 13.19% (continued)
Financial - 4.68% (continued)
Banks - 3.20% (continued)
Truist Financial Corp., 1.267%, Due 3/2/2027, (Secured Overnight Financing Rate + 0.609%)D	$55,000	$49,683
Wells Fargo & Co.,
2.572%, Due 2/11/2031, (Secured Overnight Financing Rate + 1.262%)D	140,000	120,687
5.375%, Due 11/2/2043	50,000	50,381

		4,814,376

Diversified Financial Services - 0.22%
American Express Co., 2.250%, Due 3/4/2025	80,000	76,090
Charles Schwab Corp.,
0.750%, Due 3/18/2024	45,000	43,005
3.250%, Due 5/22/2029	50,000	46,435
CME Group, Inc., 2.650%, Due 3/15/2032	120,000	104,879
Intercontinental Exchange, Inc., 4.950%, Due 6/15/2052	60,000	58,846

		329,255

Insurance - 0.77%
Berkshire Hathaway Finance Corp.,
2.300%, Due 3/15/2027	300,000	282,000
3.850%, Due 3/15/2052	50,000	42,823
CNA Financial Corp., 4.500%, Due 3/1/2026	65,000	64,705
Fidelity National Financial, Inc., 3.200%, Due 9/17/2051	55,000	34,374
MetLife, Inc.,
6.375%, Due 6/15/2034	169,000	196,072
4.721%, Due 12/15/2044	193,000	185,363
Progressive Corp., 2.500%, Due 3/15/2027	55,000	51,199
Prudential Financial, Inc., 4.600%, Due 5/15/2044	313,000	302,495

		1,159,031

REITS - 0.49%
Alexandria Real Estate Equities, Inc., 1.875%, Due 2/1/2033	50,000	38,532
American Tower Corp., 2.300%, Due 9/15/2031	80,000	64,637
Camden Property Trust, 3.150%, Due 7/1/2029	70,000	64,465
Crown Castle, Inc.,
3.800%, Due 2/15/2028	50,000	47,607
2.900%, Due 4/1/2041	55,000	40,177
Digital Realty Trust LP, 3.700%, Due 8/15/2027	55,000	52,234
Prologis LP, 1.250%, Due 10/15/2030	50,000	39,392
Public Storage, 2.250%, Due 11/9/2031	100,000	83,738
Simon Property Group LP, 3.375%, Due 10/1/2024	313,000	305,929

		736,711

Total Financial		7,039,373

Industrial - 1.36%
Aerospace/Defense - 0.29%
Boeing Co.,
2.750%, Due 2/1/2026	60,000	56,506
5.805%, Due 5/1/2050	90,000	91,186
Northrop Grumman Corp., 3.850%, Due 4/15/2045	55,000	46,800
Raytheon Technologies Corp., 6.125%, Due 7/15/2038	217,000	242,577

		437,069

Building Materials - 0.03%
Martin Marietta Materials, Inc., 0.650%, Due 7/15/2023	40,000	39,187

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 13.19% (continued)
Industrial - 1.36% (continued)
Environmental Control - 0.07%
Waste Connections, Inc.,
2.200%, Due 1/15/2032	$50,000	$41,314
4.200%, Due 1/15/2033	60,000	58,128

		99,442

Machinery - Construction & Mining - 0.23%
Caterpillar Financial Services Corp., 4.900%, Due 1/17/2025	350,000	353,449

Machinery - Diversified - 0.29%
John Deere Capital Corp., 2.450%, Due 1/9/2030	500,000	443,746

Miscellaneous Manufacturing - 0.03%
Carlisle Cos., Inc., 2.200%, Due 3/1/2032	65,000	51,745

Packaging & Containers - 0.07%
Amcor Flexibles North America, Inc., 2.690%, Due 5/25/2031	35,000	29,534
Berry Global, Inc., 1.650%, Due 1/15/2027	80,000	69,881

		99,415

Transportation - 0.35%
Burlington Northern Santa Fe LLC,
5.750%, Due 5/1/2040	202,000	221,590
4.450%, Due 1/15/2053	60,000	56,822
CSX Corp., 5.500%, Due 4/15/2041	157,000	164,506
FedEx Corp., 3.250%, Due 5/15/2041	55,000	41,932
Union Pacific Corp., 4.100%, Due 9/15/2067	55,000	46,219

		531,069

Total Industrial		2,055,122

Technology - 1.86%
Computers - 1.10%
Apple, Inc.,
1.400%, Due 8/5/2028	200,000	173,073
2.200%, Due 9/11/2029	300,000	265,600
3.950%, Due 8/8/2052	60,000	53,506
Dell International LLC/EMC Corp.,
5.300%, Due 10/1/2029	140,000	141,028
3.450%, Due 12/15/2051C	70,000	46,190
Hewlett Packard Enterprise Co., 6.350%, Due 10/15/2045	500,000	525,262
International Business Machines Corp., 4.250%, Due 5/15/2049	500,000	440,328

		1,644,987

Semiconductors - 0.68%
Entegris Escrow Corp., 4.750%, Due 4/15/2029C	70,000	65,527
Intel Corp., 1.600%, Due 8/12/2028	500,000	434,465
Lam Research Corp.,
3.750%, Due 3/15/2026	35,000	34,236
1.900%, Due 6/15/2030	65,000	54,526
NVIDIA Corp., 1.550%, Due 6/15/2028	500,000	438,445

		1,027,199

Software - 0.08%
Oracle Corp., 4.300%, Due 7/8/2034	82,000	75,587

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 13.19% (continued)
Technology - 1.86% (continued)
Software - 0.08% (continued)
VMware, Inc., 2.200%, Due 8/15/2031	$60,000	$47,458

		123,045

Total Technology		2,795,231

Utilities - 1.34%
Electric - 1.22%
American Electric Power Co., Inc., 2.031%, Due 3/15/2024	100,000	96,607
Appalachian Power Co., 4.500%, Due 3/1/2049, Series Y	25,000	22,009
Berkshire Hathaway Energy Co., 6.125%, Due 4/1/2036	235,000	259,906
Consolidated Edison Co. of New York, Inc., 5.500%, Due 12/1/2039, Series 09 C	169,000	173,704
Consumers Energy Co., 2.500%, Due 5/1/2060	55,000	33,108
Dominion Energy, Inc., 3.375%, Due 4/1/2030, Series C	45,000	40,920
DTE Energy Co., 1.050%, Due 6/1/2025, Series F	90,000	82,376
Duke Energy Corp., 2.650%, Due 9/1/2026	75,000	70,030
Duke Energy Progress LLC, 4.150%, Due 12/1/2044	75,000	66,401
Duke Energy Progress NC Storm Funding LLC, 2.387%, Due 7/1/2039, Series A 2	265,000	218,018
Entergy Arkansas LLC, 3.350%, Due 6/15/2052	55,000	41,375
Entergy Corp., 2.800%, Due 6/15/2030	30,000	26,055
Entergy Louisiana LLC, 4.000%, Due 3/15/2033	47,000	44,256
Exelon Corp., 4.050%, Due 4/15/2030	60,000	57,643
Florida Power & Light Co., 3.950%, Due 3/1/2048	50,000	43,799
Kentucky Utilities Co., 3.300%, Due 6/1/2050	55,000	41,043
National Rural Utilities Cooperative Finance Corp.,
1.000%, Due 10/18/2024, Series D	65,000	60,871
5.450%, Due 10/30/2025	70,000	71,341
Northern States Power Co., 2.600%, Due 6/1/2051	50,000	33,972
Ohio Power Co., 2.600%, Due 4/1/2030, Series P	60,000	52,250
Oklahoma Gas & Electric Co., 0.553%, Due 5/26/2023	70,000	69,028
Sempra Energy, 3.300%, Due 4/1/2025	110,000	106,442
Vistra Operations Co. LLC, 5.125%, Due 5/13/2025C	130,000	127,500

		1,838,654

Gas - 0.12%
National Fuel Gas Co., 3.950%, Due 9/15/2027	80,000	75,276
Sempra Global, 3.250%, Due 1/15/2032C	65,000	53,988
Southern California Gas Co., 2.550%, Due 2/1/2030, Series XX	50,000	43,711

		172,975

Total Utilities		2,011,629

Total Corporate Obligations (Cost $21,552,824)		19,858,181

FOREIGN CORPORATE OBLIGATIONS - 2.90%
Basic Materials - 0.07%
Mining - 0.07%
Glencore Funding LLC, 2.625%, Due 9/23/2031C	45,000	37,456
Teck Resources Ltd., 6.000%, Due 8/15/2040	75,000	76,038

		113,494

Total Basic Materials		113,494

Communications - 0.68%
Internet - 0.20%
Alibaba Group Holding Ltd., 3.600%, Due 11/28/2024	313,000	305,244

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 2.90% (continued)
Communications - 0.68% (continued)
Media - 0.22%
Thomson Reuters Corp.,
4.300%, Due 11/23/2023	$145,000	$144,102
3.850%, Due 9/29/2024	193,000	188,502

		332,604

Telecommunications - 0.26%
America Movil SAB de CV, 6.375%, Due 3/1/2035	169,000	187,645
Deutsche Telekom International Finance BV, 4.875%, Due 3/6/2042C	150,000	140,841
TELUS Corp., 3.400%, Due 5/13/2032	60,000	53,060

		381,546

Total Communications		1,019,394

Consumer, Cyclical - 0.24%
Auto Manufacturers - 0.24%
Mercedes-Benz Finance North America LLC, 5.250%, Due 11/29/2027C	350,000	359,634

Consumer, Non-Cyclical - 0.54%
Agriculture - 0.08%
BAT Capital Corp., 2.259%, Due 3/25/2028	80,000	68,661
Reynolds American, Inc., 5.700%, Due 8/15/2035	60,000	57,227

		125,888

Beverages - 0.46%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.900%, Due 2/1/2046	35,000	34,031
Anheuser-Busch InBev Worldwide, Inc.,
4.375%, Due 4/15/2038	35,000	33,071
5.450%, Due 1/23/2039	500,000	522,045
5.550%, Due 1/23/2049	35,000	37,343
Coca-Cola Femsa SAB de CV, 2.750%, Due 1/22/2030	70,000	62,842

		689,332

Total Consumer, Non-Cyclical		815,220

Energy - 0.52%
Oil & Gas - 0.32%
Saudi Arabian Oil Co., 4.375%, Due 4/16/2049C	500,000	442,714
TotalEnergies Capital International SA, 3.127%, Due 5/29/2050	50,000	37,917

		480,631

Pipelines - 0.20%
Enbridge, Inc., 2.500%, Due 2/14/2025	70,000	66,577
TransCanada PipeLines Ltd.,
3.750%, Due 10/16/2023	145,000	143,704
6.100%, Due 6/1/2040	82,000	87,670

		297,951

Total Energy		778,582

Financial - 0.61%
Banks - 0.52%
Mitsubishi UFJ Financial Group, Inc., 2.193%, Due 2/25/2025	75,000	70,909
Royal Bank of Canada,
2.250%, Due 11/1/2024	115,000	110,328
1.200%, Due 4/27/2026	500,000	449,736
Toronto-Dominion Bank, 3.250%, Due 3/11/2024	160,000	157,207

		788,180

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 2.90% (continued)
Financial - 0.61% (continued)
Financial Services - 0.09%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, Due 10/29/2028	$150,000	$132,017

Total Financial		920,197

Industrial - 0.24%
Aerospace/Defense - 0.20%
BAE Systems Holdings, Inc., 3.800%, Due 10/7/2024C	313,000	306,813

Transportation - 0.04%
Canadian Pacific Railway Co., 3.100%, Due 12/2/2051	75,000	54,924

Total Industrial		361,737

Total Foreign Corporate Obligations (Cost $4,572,634)		4,368,258

FOREIGN SOVEREIGN OBLIGATIONS - 0.04% (Cost $69,904)
Mexico Government International Bonds, 4.600%, Due 1/23/2046	65,000	53,613

ASSET-BACKED OBLIGATIONS - 1.60%
Ally Auto Receivables Trust, 3.310%, Due 11/15/2026, 2022 1 A3	110,000	107,771
AmeriCredit Automobile Receivables Trust,
0.370%, Due 8/18/2025, 2021 1 A3	44,918	44,123
0.340%, Due 12/18/2026, 2021 2 A3	66,609	64,827
4.380%, Due 4/18/2028, 2022 2 A3	90,000	88,990
BMW Vehicle Owner Trust, 3.210%, Due 8/25/2026, 2022 A A3	55,000	53,684
Capital One Multi-Asset Execution Trust, 0.550%, Due 7/15/2026, 2021 A1 A1	115,000	108,173
CarMax Auto Owner Trust, 4.750%, Due 10/15/2027, 2023 1 A3	85,000	84,975
CNH Equipment Trust,
1.160%, Due 6/16/2025, 2020 A A3	30,293	29,902
0.400%, Due 12/15/2025, 2021 A A3	84,779	81,510
Ford Credit Auto Lease Trust, 3.230%, Due 5/15/2025, 2022 A A3	150,000	147,375
Ford Credit Auto Owner Trust, 1.530%, Due 5/15/2034, 2021 2 AC	110,000	98,059
GM Financial Automobile Leasing Trust,
1.900%, Due 3/20/2025, 2022 1 A3	105,000	101,842
4.010%, Due 9/22/2025, 2022 3 A3	90,000	88,999
GM Financial Consumer Automobile Receivables Trust, 1.490%, Due 12/16/2024, 2020 2 A3	11,290	11,165
GM Financial Revolving Receivables Trust, 1.170%, Due 6/12/2034, 2021 1 AC	90,000	79,841
Honda Auto Receivables Owner Trust, 1.880%, Due 5/15/2026, 2022 1 A3	120,000	114,353
John Deere Owner Trust,
2.320%, Due 9/16/2026, 2022 A A3	95,000	91,029
3.740%, Due 2/16/2027, 2022 B A3	100,000	97,761
Mercedes-Benz Auto Lease Trust, 0.400%, Due 11/15/2024, 2021 B A3	150,000	146,234
New Economy Assets Phase 1 Sponsor LLC, 1.910%, Due 10/20/2061, 2021 1 A1C	125,000	108,708
Public Service New Hampshire Funding LLC, 3.094%, Due 2/1/2026, 2018 1 A1	29,725	29,492
Taco Bell Funding LLC, 2.294%, Due 8/25/2051, 2021 1A A2IIC	99,000	83,324
Toyota Auto Loan Extended Note Trust, 1.350%, Due 5/25/2033, 2020 1A AC	135,000	125,276
Toyota Auto Receivables Owner Trust,
1.360%, Due 8/15/2024, 2020 B A3	36,773	36,421
1.230%, Due 6/15/2026, 2022 A A3	95,000	90,171
Verizon Master Trust, 0.500%, Due 5/20/2027, 2021 1 A	200,000	188,831
Volkswagen Auto Loan Enhanced Trust, 1.020%, Due 6/22/2026, 2021 1 A3	110,000	104,622

Total Asset-Backed Obligations (Cost $2,530,957)		2,407,458

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Principal Amount	Fair Value
COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.17%
BX Commercial Mortgage Trust, 5.159%, Due 9/15/2036, 2021 VOLT A, (1 mo. USD LIBOR + 0.700%)C D	$140,000	$136,452
Cold Storage Trust, 5.359%, Due 11/15/2037, 2020 ICE5 A, (1 mo. USD LIBOR + 0.900%)C D	113,044	111,344

Total Commercial Mortgage-Backed Obligations (Cost $253,044)		247,796

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 7.26%
Federal Home Loan Mortgage Corp.,
3.500%, Due 9/1/2028	14,490	14,132
3.000%, Due 11/1/2032	50,577	49,006
5.000%, Due 8/1/2033	18,031	18,527
5.500%, Due 2/1/2034	17,798	18,595
2.500%, Due 6/1/2035	72,906	68,187
2.000%, Due 3/1/2036	207,982	189,426
2.000%, Due 10/1/2040	81,154	71,310
2.000%, Due 1/1/2041	188,202	164,906
4.000%, Due 1/1/2041	49,072	48,474
4.500%, Due 2/1/2041	35,362	35,943
2.500%, Due 9/1/2041	295,419	267,088
2.500%, Due 11/1/2041	304,833	275,597
3.500%, Due 5/1/2042	150,144	142,179
3.500%, Due 6/1/2042	157,183	151,776
3.000%, Due 4/1/2047	317,357	293,978
3.500%, Due 1/1/2048	158,846	151,885
4.000%, Due 4/1/2048	74,333	72,905
3.000%, Due 8/1/2048	120,620	111,325
3.000%, Due 11/1/2049	116,256	106,854
2.500%, Due 7/1/2050	84,304	74,564
2.500%, Due 12/1/2050	75,653	66,623
2.500%, Due 11/1/2051	149,874	133,042
2.000%, Due 2/1/2052	279,165	235,850
2.500%, Due 5/1/2052	121,834	107,325

		2,869,497

Federal National Mortgage Association,
3.500%, Due 1/1/2028F	11,864	11,736
5.000%, Due 3/1/2034F	19,735	20,255
4.500%, Due 4/1/2034	31,297	31,420
3.000%, Due 10/1/2034	4,801	4,608
2.000%, Due 11/1/2035F	148,062	134,875
2.000%, Due 12/1/2035F	66,823	60,864
2.000%, Due 1/1/2036F	119,352	108,709
3.500%, Due 6/1/2037	93,981	92,054
5.500%, Due 6/1/2038	4,300	4,497
4.500%, Due 1/1/2040	34,854	35,390
5.000%, Due 5/1/2040	60,613	62,218
5.000%, Due 6/1/2040	45,659	46,870
4.000%, Due 9/1/2040	32,427	31,999
4.000%, Due 1/1/2041	67,195	66,308
2.500%, Due 11/1/2041	124,069	112,170
3.000%, Due 6/1/2043	303,946	285,708
3.500%, Due 7/1/2043	59,429	57,226
3.000%, Due 8/1/2043	274,422	257,763
4.000%, Due 11/1/2044F	42,432	41,998
4.000%, Due 7/1/2045	172,826	170,114
3.500%, Due 8/1/2045	31,765	30,428
3.500%, Due 11/1/2045	288,103	275,755
3.500%, Due 1/1/2046	118,507	113,489
3.500%, Due 5/1/2046	30,287	28,939
4.000%, Due 7/1/2046	62,795	61,810

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 7.26% (continued)
Federal National Mortgage Association, (continued)
3.000%, Due 10/1/2046	$23,742	$21,989
3.000%, Due 11/1/2046	143,443	132,800
3.000%, Due 12/1/2046F	83,751	77,660
3.500%, Due 3/1/2047	32,880	31,425
4.500%, Due 7/1/2047	18,047	18,145
4.500%, Due 8/1/2047	28,152	28,334
3.500%, Due 9/1/2047	41,057	39,268
4.000%, Due 3/1/2048	48,681	47,676
4.500%, Due 4/1/2048	13,195	13,215
4.500%, Due 7/1/2048	44,537	44,809
4.500%, Due 7/1/2048F	34,379	34,601
4.500%, Due 10/1/2049	100,829	100,853
4.000%, Due 11/1/2049	179,360	175,011
2.500%, Due 8/1/2050F	178,666	157,978
2.500%, Due 8/1/2050	186,786	164,723
3.000%, Due 8/1/2050	101,942	93,368
2.500%, Due 9/1/2050	122,192	107,780
2.500%, Due 10/1/2050F	55,544	48,957
3.000%, Due 10/1/2050F	116,597	106,957
3.000%, Due 11/1/2050F	62,880	57,533
2.000%, Due 3/1/2051F	463,206	392,244
2.000%, Due 4/1/2051F	259,852	222,318
3.000%, Due 5/1/2051F	124,652	114,696
3.000%, Due 6/1/2051	133,730	121,789
3.500%, Due 6/1/2051F	152,964	143,392
3.500%, Due 7/1/2051F	136,510	129,482
3.000%, Due 11/1/2051F	92,898	84,384
2.500%, Due 2/1/2052	377,774	332,539
3.000%, Due 7/1/2052	319,177	293,130
4.000%, Due 9/1/2052	302,998	292,434
5.000%, Due 12/1/2052	143,498	143,859

		5,920,552

Government National Mortgage Association,
6.500%, Due 8/15/2027	10,235	10,614
6.500%, Due 11/15/2027	11,212	11,626
7.500%, Due 12/15/2028	12,243	12,667
5.500%, Due 7/15/2033	18,551	19,619
6.000%, Due 12/15/2033	25,575	27,116
5.500%, Due 2/20/2034	26,120	27,032
5.000%, Due 10/15/2039	45,693	47,156
3.500%, Due 9/15/2041	90,479	87,651
3.500%, Due 8/20/2047	16,775	16,072
3.500%, Due 10/20/2047	15,485	14,835
4.000%, Due 1/20/2048	77,806	76,538
5.000%, Due 1/20/2050	38,109	38,856
4.500%, Due 2/20/2050	33,802	33,857
5.000%, Due 2/20/2050	19,620	20,039
2.500%, Due 4/20/2050	161,849	145,236
2.500%, Due 6/20/2051	159,913	142,853
3.000%, Due 6/20/2051	69,870	64,131
2.500%, Due 7/20/2051	250,775	223,901
3.000%, Due 8/20/2051	157,718	146,531
2.500%, Due 11/20/2051	126,778	113,073
3.000%, Due 12/20/2051	309,402	284,935
3.500%, Due 1/20/2052	112,371	106,194

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 7.26% (continued)
Government National Mortgage Association, (continued)
4.000%, Due 3/20/2052	$119,228	$115,711
2.500%, Due 4/20/2052	71,586	63,780
4.500%, Due 9/20/2052	297,255	294,948

		2,144,971

Total U.S. Agency Mortgage-Backed Obligations (Cost $11,837,134)		10,935,020

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.41%
Federal Farm Credit Banks Funding Corp., 4.375%, Due 10/24/2029	250,000	257,228
Federal Home Loan Banks, 4.500%, Due 12/14/2029	350,000	366,262

Total U.S. Government Agency Obligations (Cost $611,544)		623,490

U.S. TREASURY OBLIGATIONS - 11.76%
U.S. Treasury Bonds,
6.875%, Due 8/15/2025	279,000	297,713
5.250%, Due 11/15/2028	217,000	234,953
4.750%, Due 2/15/2037	304,000	345,574
4.500%, Due 8/15/2039	241,000	267,642
2.250%, Due 5/15/2041	735,000	583,837
1.750%, Due 8/15/2041	655,000	475,233
2.750%, Due 8/15/2042	250,000	213,291
2.875%, Due 5/15/2049	500,000	428,203
1.375%, Due 8/15/2050	1,445,000	868,298
2.875%, Due 5/15/2052	255,000	218,025

		3,932,769

U.S. Treasury Notes,
2.000%, Due 2/15/2023	100,000	99,901
1.250%, Due 7/31/2023	830,000	815,605
2.750%, Due 7/31/2023	500,000	495,059
2.125%, Due 11/30/2023	250,000	244,619
2.375%, Due 2/29/2024	200,000	195,047
0.250%, Due 3/15/2024	150,000	142,770
1.250%, Due 8/31/2024	1,460,000	1,388,768
4.250%, Due 9/30/2024	250,000	249,326
1.750%, Due 12/31/2024	400,000	381,797
1.125%, Due 1/15/2025	250,000	235,469
1.125%, Due 2/28/2025	1,775,000	1,668,084
2.875%, Due 7/31/2025	500,000	486,406
4.250%, Due 10/15/2025	250,000	251,641
0.625%, Due 7/31/2026	500,000	448,145
1.625%, Due 10/31/2026	500,000	462,578
2.000%, Due 11/15/2026	500,000	468,574
1.750%, Due 12/31/2026	650,000	603,484
1.500%, Due 1/31/2027	435,000	398,909
2.500%, Due 3/31/2027	250,000	238,154
4.125%, Due 10/31/2027	250,000	254,766
2.875%, Due 5/15/2028	200,000	192,445
2.875%, Due 8/15/2028	300,000	288,258
2.625%, Due 2/15/2029	450,000	425,355
2.875%, Due 4/30/2029	300,000	287,414
2.375%, Due 5/15/2029	450,000	418,623
1.625%, Due 8/15/2029	350,000	311,076
1.750%, Due 11/15/2029	1,700,000	1,520,703

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS - 11.76% (continued)
U.S. Treasury Notes, (continued)
1.500%, Due 2/15/2030	$825,000	$722,552
4.125%, Due 11/15/2032	65,000	68,189

		13,763,717

Total U.S. Treasury Obligations (Cost $18,478,446)		17,696,486

	Shares
SHORT-TERM INVESTMENTS - 4.70%
Investment Companies - 4.54%
American Beacon U.S. Government Money Market Select Fund, 4.19%G H	6,840,515	6,840,515

	Principal Amount
U.S. Treasury Obligations - 0.16%
U.S. Treasury Bills, 4.611%, Due 5/11/2023	250,000	246,867

Total Short-Term Investments (Cost $7,087,457)		7,087,382

	Shares
SECURITIES LENDING COLLATERAL - 0.16% (Cost $240,469)
Investment Companies - 0.16%
American Beacon U.S. Government Money Market Select Fund, 4.19G H	240,469	240,469

TOTAL INVESTMENTS - 99.62% (Cost $134,464,970)		149,983,634
OTHER ASSETS, NET OF LIABILITIES - 0.38%		571,700

TOTAL NET ASSETS - 100.00%		$150,555,334

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at January 31, 2023.
C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $2,464,096 or 1.64% of net assets. The Fund has no right to demand registration of these securities.

D

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on January 31, 2023.

E	Perpetual maturity. The date shown, if any, is the next call date.
F	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
G	The Fund is affiliated by having the same investment advisor.
H	7-day yield.

ADR - American Depositary Receipt.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

Long Futures Contracts Open on January 31, 2023:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-Mini Standard & Poor’s 500 Index Futures	32	March 2023	$6,256,243	$6,544,000	$287,757

			$6,256,243	$6,544,000	$287,757

Index Abbreviations:

CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2023, the investments were classified as described below:

Balanced Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$86,465,481	$—	$—	$86,465,481
Corporate Obligations	—	19,858,181	—	19,858,181
Foreign Corporate Obligations	—	4,368,258	—	4,368,258
Foreign Sovereign Obligations	—	53,613	—	53,613
Asset-Backed Obligations	—	2,407,458	—	2,407,458
Commercial Mortgage-Backed Obligations	—	247,796	—	247,796
U.S. Agency Mortgage-Backed Obligations	—	10,935,020	—	10,935,020
U.S. Government Agency Obligations	—	623,490	—	623,490
U.S. Treasury Obligations	—	17,696,486	—	17,696,486
Short-Term Investments	6,840,515	246,867	—	7,087,382
Securities Lending Collateral	240,469	—	—	240,469

Total Investments in Securities - Assets	$93,546,465	$56,437,169	$—	$149,983,634

Financial Derivative Instruments - Assets
Long Futures Contracts	$287,757	$—	$—	$287,757

Total Financial Derivative Instruments - Assets	$287,757	$—	$—	$287,757

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2023, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon EAM International Small Cap FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Shares/Par Amount	Fair Value
Australia - 6.11%
Common Stocks - 6.11%
Champion Iron Ltd.A	238,279	$1,221,595
IGO Ltd.A	104,822	1,095,428
Mineral Resources Ltd.A	21,126	1,339,672
New Hope Corp. Ltd.A	267,684	1,108,790
Perseus Mining Ltd.A	921,551	1,402,581
Stanmore Resources Ltd.A B	572,458	1,388,698
Steadfast Group Ltd.A	335,379	1,247,423
Technology One Ltd.A	147,187	1,521,053
Whitehaven Coal Ltd.A	161,160	962,899

Total Common Stocks		11,288,139

Total Australia (Cost $11,980,714)		11,288,139

Austria - 0.87% (Cost $1,612,563)
Common Stocks - 0.87%
ANDRITZ AGA	26,946	1,610,045

Belgium - 0.69% (Cost $1,254,817)
Common Stocks - 0.69%
Lotus Bakeries NVA	195	1,266,243

Bermuda - 0.71% (Cost $1,350,748)
Common Stocks - 0.71%
Seadrill Ltd.A B	32,203	1,319,661

Canada - 7.72%
Common Stocks - 7.72%
Bombardier, Inc., Class BB	31,688	1,530,636
Celestica, Inc.B	106,705	1,421,076
Element Fleet Management Corp.	108,952	1,539,437
Enerplus Corp.	74,150	1,315,758
Exchange Income Corp.	32,577	1,357,385
International Petroleum Corp.A B	112,631	1,213,009
Lundin Gold, Inc.	135,767	1,571,389
Pet Valu Holdings Ltd.	45,085	1,348,264
Uni-Select, Inc.B	52,360	1,561,493
Xenon Pharmaceuticals, Inc.B	35,941	1,404,934

Total Common Stocks		14,263,381

Total Canada (Cost $14,199,824)		14,263,381

China/Hong Kong - 9.89%
Common Stocks - 9.89%
Akeso, Inc., Class BA B C	264,095	1,607,470
COSCO SHIPPING Energy Transportation Co. Ltd., Class HA B	1,301,556	1,233,733
Gushengtang Holdings Ltd.A B	231,960	1,579,103
Hua Hong Semiconductor Ltd.A B C	316,556	1,229,930
Hygeia Healthcare Holdings Co. Ltd.A B C	154,089	1,226,390
Luk Fook Holdings International Ltd.A	388,055	1,347,148
Man Wah Holdings Ltd.A	1,262,105	1,463,138
New Oriental Education & Technology Group, Inc.A B	350,415	1,519,429
Tongcheng Travel Holdings Ltd.A B	577,783	1,313,654
Vinda International Holdings Ltd.A	411,147	1,135,189
Vipshop Holdings Ltd., ADRB	109,901	1,700,168
Vitasoy International Holdings Ltd.A	659,812	1,401,901

See accompanying notes

American Beacon EAM International Small Cap FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Shares	Fair Value
China/Hong Kong - 9.89% (continued)
Common Stocks - 9.89% (continued)
Yangzijiang Shipbuilding Holdings Ltd.A	1,516,810	$1,497,026

Total Common Stocks		18,254,279

Total China/Hong Kong (Cost $19,139,042)		18,254,279

Denmark - 3.85%
Common Stocks - 3.85%
D/S Norden A/SA	23,565	1,268,056
FLSmidth & Co. A/SA	31,308	1,340,852
NKT ASA B	29,054	1,809,161
Ringkjoebing Landbobank ASA	9,134	1,328,930
Sydbank ASA	30,125	1,371,139

Total Common Stocks		7,118,138

Total Denmark (Cost $7,018,726)		7,118,138

Finland - 0.73% (Cost $1,342,224)
Common Stocks - 0.73%
Orion Oyj, Class BA	25,140	1,346,283

France - 4.89%
Common Stocks - 4.89%
Bollore SEA	256,406	1,432,779
Interparfums SAA	20,899	1,368,702
IPSOSA	29,078	1,883,664
SES-imagotag SAA B	11,516	1,442,789
Technip Energies NVA	74,649	1,449,668
Trigano SAA	10,420	1,451,961

Total Common Stocks		9,029,563

Total France (Cost $8,416,387)		9,029,563

Germany - 3.96%
Common Stocks - 3.18%
AIXTRON SEA	37,627	1,115,113
HUGO BOSS AGA	20,316	1,373,738
Krones AGA	13,828	1,610,831
SMA Solar Technology AGA B	20,921	1,765,169

Total Common Stocks		5,864,851

Preferred Stocks - 0.78%
Jungheinrich AGA D	36,413	1,440,725

Total Germany (Cost $7,301,071)		7,305,576

Indonesia - 1.61%
Common Stocks - 1.61%
Kalbe Farma Tbk PTA	10,740,790	1,477,874
Sumber Alfaria Trijaya Tbk PTA	7,897,348	1,493,048

Total Common Stocks		2,970,922

Total Indonesia (Cost $2,949,410)		2,970,922

Ireland - 2.17%
Common Stocks - 2.17%
AIB Group PLCA	487,428	2,039,843

See accompanying notes

American Beacon EAM International Small Cap FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Shares	Fair Value
Ireland - 2.17% (continued)
Common Stocks - 2.17% (continued)
Bank of Ireland Group PLCA	183,942	$1,962,045

Total Common Stocks		4,001,888

Total Ireland (Cost $4,075,588)		4,001,888

Israel - 0.67% (Cost $1,239,164)
Common Stocks - 0.67%
Plus500 Ltd.A	53,943	1,236,315

Italy - 2.45%
Common Stocks - 2.45%
Banco BPM SpAA	337,366	1,515,920
Brunello Cucinelli SpAA	20,658	1,716,712
Technogym SpAA C	146,031	1,294,568

Total Common Stocks		4,527,200

Total Italy (Cost $4,509,979)		4,527,200

Japan - 12.08%
Common Stocks - 12.08%
Abalance Corp.A	70,853	1,482,387
Amano Corp.A	43,300	791,515
Amvis Holdings, Inc.A	53,743	1,440,670
Appier Group, Inc.A B	118,804	1,518,666
Capcom Co. Ltd.A	40,100	1,296,405
Chiba Bank Ltd.A	192,689	1,456,235
Fukuoka Financial Group, Inc.A	57,437	1,323,261
Insource Co. Ltd.A	101,325	1,141,113
Isetan Mitsukoshi Holdings Ltd.A	120,408	1,309,851
Japan Material Co. Ltd.A	75,978	1,424,534
Kawasaki Heavy Industries Ltd.A	57,131	1,304,444
MatsukiyoCocokara & Co.A	29,106	1,451,112
Osaka Soda Co. Ltd.A	38,677	1,263,277
Sanrio Co. Ltd.A	40,808	1,555,266
Takashimaya Co. Ltd.A	88,212	1,231,944
TBS Holdings, Inc.A	71,600	835,677
TechnoPro Holdings, Inc.A	47,452	1,475,750

Total Common Stocks		22,302,107

Total Japan (Cost $22,344,138)		22,302,107

Mexico - 4.09%
Common Stocks - 4.09%
Banco del Bajio SAC	474,970	1,907,901
Gentera SAB de CV	1,187,712	1,449,437
Grupo Aeroportuario del Centro Norte SAB de CV	156,729	1,431,914
Grupo Aeroportuario del Pacifico SAB de CV, Class B	82,791	1,425,964
Grupo Aeroportuario del Sureste SAB de CV, Class B	49,348	1,337,130

Total Common Stocks		7,552,346

Total Mexico (Cost $7,818,026)		7,552,346

See accompanying notes

American Beacon EAM International Small Cap FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Shares	Fair Value
New Zealand - 0.75% (Cost $1,389,321)
Common Stocks - 0.75%
a2 Milk Co. Ltd.A B	287,831	$1,388,652

Norway - 1.99%
Common Stocks - 1.99%
FLEX LNG Ltd.B	35,296	1,097,705
Kongsberg Gruppen ASAA	34,520	1,372,102
Wallenius Wilhelmsen ASAA	127,353	1,209,067

Total Common Stocks		3,678,874

Total Norway (Cost $3,652,472)		3,678,874

Republic of Korea - 2.44%
Common Stocks - 2.44%
Dentium Co. Ltd.A	15,447	1,486,444
Hyundai Electric & Energy System Co. Ltd.A B	45,632	1,494,590
JYP Entertainment Corp.A	25,829	1,533,164

Total Common Stocks		4,514,198

Total Republic of Korea (Cost $4,278,968)		4,514,198

Singapore - 3.22%
Common Stocks - 3.22%
Genting Singapore Ltd.A	1,767,014	1,338,561
Hafnia Ltd.A	252,078	1,321,715
Keppel Corp. Ltd.A	261,788	1,511,229
Sembcorp Industries Ltd.A	642,054	1,771,805

Total Common Stocks		5,943,310

Total Singapore (Cost $5,878,844)		5,943,310

South Africa - 1.42%
Common Stocks - 1.42%
Investec Ltd.A	214,514	1,359,618
Shoprite Holdings Ltd.A	91,309	1,263,986

Total Common Stocks		2,623,604

Total South Africa (Cost $2,661,434)		2,623,604

Sweden - 2.79%
Common Stocks - 2.79%
BioArctic ABA B C	51,226	1,533,564
Camurus ABA B	31,514	752,655
Hexatronic Group ABA	114,883	1,411,997
Munters Group ABA C	151,657	1,456,044

Total Common Stocks		5,154,260

Total Sweden (Cost $5,293,913)		5,154,260

Switzerland - 1.75%
Common Stocks - 1.75%
Burckhardt Compression Holding AGA	2,417	1,496,147
Meyer Burger Technology AGA B	2,446,828	1,741,398

Total Common Stocks		3,237,545

Total Switzerland (Cost $3,100,943)		3,237,545

See accompanying notes

American Beacon EAM International Small Cap FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Shares	Fair Value
Thailand - 1.62%
Common Stocks - 1.62%
Bumrungrad Hospital PCLA	194,916	$1,283,441
Central Plaza Hotel PCLA B	1,076,750	1,700,001

Total Common Stocks		2,983,442

Total Thailand (Cost $2,974,054)		2,983,442

United Kingdom - 4.30%
Common Stocks - 4.30%
Balfour Beatty PLCA	362,580	1,640,477
Beazley PLCA	171,243	1,407,612
Games Workshop Group PLCA	12,990	1,507,614
Indivior PLCA B	89,173	2,141,970
Telecom Plus PLCA	50,285	1,239,412

Total Common Stocks		7,937,085

Total United Kingdom (Cost $8,042,387)		7,937,085

SHORT-TERM INVESTMENTS - 19.79% (Cost $36,537,283)
Investment Companies - 19.79%
American Beacon U.S. Government Money Market Select Fund, 4.19%E F	36,537,283	36,537,283

TOTAL INVESTMENTS - 102.56% (Cost $190,362,040)		189,390,339
LIABILITIES, NET OF OTHER ASSETS - (2.56%)		(4,729,885)

TOTAL NET ASSETS - 100.00%		$184,660,454

Percentages are stated as a percent of net assets.

A	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $129,452,465 or 70.10% of net assets.
B	Non-income producing security.
C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $10,255,867 or 5.55% of net assets. The Fund has no right to demand registration of these securities.

D	A type of Preferred Stock that has no maturity date.
E	The Fund is affiliated by having the same investment advisor.
F	7-day yield.

ADR - American Depositary Receipt.

PCL - Public Company Limited.

PLC - Public Limited Company.

See accompanying notes

American Beacon EAM International Small Cap FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2023, the investments were classified as described below:

EAM International Small Cap Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$—	$11,288,139	$—	$11,288,139
Austria	—	1,610,045	—	1,610,045
Belgium	—	1,266,243	—	1,266,243
Bermuda	—	1,319,661	—	1,319,661
Canada	13,050,372	1,213,009	—	14,263,381
China/Hong Kong	1,700,168	16,554,111	—	18,254,279
Denmark	—	7,118,138	—	7,118,138
Finland	—	1,346,283	—	1,346,283
France	—	9,029,563	—	9,029,563
Germany	—	5,864,851	—	5,864,851
Indonesia	—	2,970,922	—	2,970,922
Ireland	—	4,001,888	—	4,001,888
Israel	—	1,236,315	—	1,236,315
Italy	—	4,527,200	—	4,527,200
Japan	—	22,302,107	—	22,302,107
Mexico	7,552,346	—	—	7,552,346
New Zealand	—	1,388,652	—	1,388,652
Norway	1,097,705	2,581,169	—	3,678,874
Republic of Korea	—	4,514,198	—	4,514,198
Singapore	—	5,943,310	—	5,943,310
South Africa	—	2,623,604	—	2,623,604
Sweden	—	5,154,260	—	5,154,260
Switzerland	—	3,237,545	—	3,237,545
Thailand	—	2,983,442	—	2,983,442
United Kingdom	—	7,937,085	—	7,937,085
Foreign Preferred Stocks
Germany	—	1,440,725	—	1,440,725
Short-Term Investments	36,537,283	—	—	36,537,283

Total Investments in Securities - Assets	$59,937,874	$129,452,465	$—	$189,390,339

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2023, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 15.12%
Communications - 3.27%
Media - 3.27%
Walt Disney Co., 3.800%, Due 3/22/2030	$10,230,000	$9,810,624

Financial - 10.45%
Banks - 10.45%
Bank of America Corp., 3.974%, Due 2/7/2030, (3 mo. USD LIBOR + 1.210%)A	7,381,000	6,960,839
Citigroup, Inc., 3.980%, Due 3/20/2030, (3 mo. USD LIBOR + 1.338%)A	8,240,000	7,734,933
JPMorgan Chase & Co., 2.739%, Due 10/15/2030, (Secured Overnight Financing Rate + 1.510%)A	8,750,000	7,629,470
Morgan Stanley, 3.622%, Due 4/1/2031, (Secured Overnight Financing Rate + 3.120%)A	2,265,000	2,078,882
Wells Fargo & Co., 4.478%, Due 4/4/2031, (Secured Overnight Financing Rate + 4.032%)A	7,130,000	6,926,755

		31,330,879

Total Financial		31,330,879

Technology - 1.40%
Computers - 1.40%
International Business Machines Corp., 3.500%, Due 5/15/2029	4,464,000	4,185,997

Total Corporate Obligations (Cost $49,427,945)		45,327,500

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 56.52%
Federal Home Loan Mortgage Corp.,
4.000%, Due 2/1/2039	4,521,395	4,448,825
3.000%, Due 1/1/2040	4,061,275	3,826,286
2.000%, Due 8/1/2042	12,533,668	10,904,332
2.500%, Due 9/1/2042	12,632,091	11,343,064
2.500%, Due 3/1/2052	13,180,956	11,531,807
2.500%, Due 4/1/2052	13,904,492	12,162,663
3.000%, Due 5/1/2052	12,675,298	11,508,092
4.000%, Due 10/1/2052	11,535,932	11,126,590
4.000%, Due 11/1/2052	11,597,330	11,185,813
Federal National Mortgage Association,
4.000%, Due 5/1/2039	7,448,658	7,295,186
4.000%, Due 9/1/2039	3,763,633	3,686,085
3.500%, Due 10/1/2039	5,662,475	5,461,076
3.000%, Due 7/1/2040B	7,317,891	6,883,133
3.000%, Due 8/1/2040B	4,764,036	4,488,633
4.000%, Due 8/1/2040B	4,334,441	4,245,167
4.000%, Due 6/1/2049B	7,510,433	7,349,570
2.500%, Due 11/1/2050	6,954,312	6,108,558
2.500%, Due 5/1/2051	8,662,699	7,603,564
3.000%, Due 5/1/2052	21,400,146	19,426,065
3.500%, Due 10/1/2052	9,406,241	8,817,075

Total U.S. Agency Mortgage-Backed Obligations (Cost $168,791,841)		169,401,584

U.S. TREASURY OBLIGATIONS - 27.27%
U.S. Treasury Bonds,
3.750%, Due 8/15/2041	45,260,000	45,362,542
2.500%, Due 5/15/2046	27,875,000	22,232,490
U.S. Treasury Notes,
2.250%, Due 11/15/2027	2,030,000	1,904,235
1.875%, Due 2/15/2032	14,000,000	12,251,094

Total U.S. Treasury Obligations (Cost $82,046,826)		81,750,361

See accompanying notes

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

Fair Value
TOTAL INVESTMENTS - 98.91% (Cost $300,266,612)	$296,479,445
OTHER ASSETS, NET OF LIABILITIES - 1.09%	3,276,512

TOTAL NET ASSETS - 100.00%	$299,755,957

Percentages are stated as a percent of net assets.

A

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on January 31, 2023.

B	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

LIBOR - London Interbank Offered Rate.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2023, the investments were classified as described below:

Garcia Hamilton Quality Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$45,327,500	$—	$45,327,500
U.S. Agency Mortgage-Backed Obligations	—	169,401,584	—	169,401,584
U.S. Treasury Obligations	—	81,750,361	—	81,750,361

Total Investments in Securities - Assets	$—	$296,479,445	$—	$296,479,445

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2023, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Shares	Fair Value
Australia - 0.37% (Cost $3,024,163)
Common Stocks - 0.37%
Rio Tinto PLCA	52,356	$4,093,001

Belgium - 0.35% (Cost $3,114,842)
Common Stocks - 0.35%
Anheuser-Busch InBev SAA	66,000	3,972,941

Brazil - 1.10% (Cost $9,864,891)
Common Stocks - 1.10%
ERO Copper Corp.B C	750,804	12,329,539

Canada - 3.26%
Common Stocks - 3.26%
Alimentation Couche-Tard, Inc.	86,056	3,929,775
Canadian National Railway Co.	48,790	5,807,644
Cogeco Communications, Inc.	51,114	2,641,079
Gildan Activewear, Inc.	123,455	3,870,988
Linamar Corp.B	237,450	12,126,359
Suncor Energy, Inc.	232,649	8,074,654

Total Common Stocks		36,450,499

Total Canada (Cost $33,198,473)		36,450,499

China/Hong Kong - 5.24%
Common Stocks - 5.24%
Alibaba Group Holding Ltd.A C	491,300	6,788,918
ArcelorMittal SAA	38,495	1,190,250
Baidu, Inc., Class AA C	600,900	10,134,442
ESR Group Ltd.A D	2,023,400	4,070,172
Meituan, Class BA C D	30,620	682,174
Prudential PLCA	1,217,661	20,178,173
Sands China Ltd.A C	839,200	3,142,035
Tencent Holdings Ltd.A	253,700	12,365,455

Total Common Stocks		58,551,619

Total China/Hong Kong (Cost $68,629,472)		58,551,619

Denmark - 1.22%
Common Stocks - 1.22%
AP Moller - Maersk AS, Class BA	1,302	2,831,711
Carlsberg AS, Class BA	56,689	8,020,575
Vestas Wind Systems ASA	96,142	2,808,772

Total Common Stocks		13,661,058

Total Denmark (Cost $12,102,175)		13,661,058

Finland - 0.59% (Cost $5,284,714)
Common Stocks - 0.59%
Nordea Bank AbpA	566,611	6,607,622

France - 12.75%
Common Stocks - 12.75%
Air Liquide SAA	103,731	16,530,970
Alstom SAA	305,369	9,080,568
AXA SAA	235,922	7,354,502
BNP Paribas SAA	125,326	8,590,485
Capgemini SEA	19,233	3,647,313
Carrefour SAA	207,401	3,941,009
Cie de Saint-GobainA	72,222	4,135,915

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Shares	Fair Value
France - 12.75% (continued)
Common Stocks - 12.75% (continued)
Danone SAA	162,711	$8,904,421
Engie SAA	707,542	10,065,608
Kering SAA	1,014	633,036
Pernod Ricard SAA	19,384	4,010,676
Publicis Groupe SAA C	93,348	6,585,285
Rexel SAA	556,264	12,275,682
SanofiA	260,143	25,563,393
TeleperformanceA	21,058	5,857,792
Thales SAA	37,235	4,919,457
TotalEnergies SEA	47,681	2,962,293
Valeo SAA	100,650	2,195,297
Vinci SAA	47,555	5,364,913

Total Common Stocks		142,618,615

Total France (Cost $123,042,484)		142,618,615

Germany - 10.96%
Common Stocks - 10.96%
Bayer AGA	91,947	5,703,213
Bayerische Motoren Werke AGA	190,377	19,285,168
Continental AGA	260,964	18,281,763
Covestro AGA D	59,390	2,723,302
Deutsche Telekom AGA	344,232	7,658,408
Infineon Technologies AGA	208,028	7,441,175
Mercedes-Benz Group AGA	248,036	18,389,676
Merck KGaAA	44,959	9,347,680
MTU Aero Engines AGA	33,264	8,282,998
Rheinmetall AGA	23,347	5,437,816
RWE AGA	118,503	5,259,599
SAP SEA	94,973	11,178,052
Siemens Healthineers AGA D	66,013	3,525,930

Total Common Stocks		122,514,780

Total Germany (Cost $110,338,835)		122,514,780

Ireland - 2.49%
Common Stocks - 2.49%
Ryanair Holdings PLC, ADRC	155,907	14,114,261
Smurfit Kappa Group PLCA	328,397	13,790,489

Total Common Stocks		27,904,750

Total Ireland (Cost $23,512,586)		27,904,750

Israel - 0.66% (Cost $6,473,198)
Common Stocks - 0.66%
Bank Leumi Le-Israel BMA	836,816	7,390,475

Italy - 3.77%
Common Stocks - 3.77%
Enel SpAA	2,767,236	16,287,997
UniCredit SpAA	1,327,598	25,872,093

Total Common Stocks		42,160,090

Total Italy (Cost $34,561,351)		42,160,090

Japan - 11.00%
Common Stocks - 11.00%
Asics Corp.A	228,400	5,444,821

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Shares	Fair Value
Japan - 11.00% (continued)
Common Stocks - 11.00% (continued)
Bandai Namco Holdings, Inc.A	68,400	$4,572,950
Digital Garage, Inc.A	82,100	2,922,103
Disco Corp.A	20,100	6,035,354
FANUC Corp.A	66,400	11,752,716
Hitachi Ltd.A	69,700	3,659,847
Hoya Corp.A	45,900	5,054,321
MatsukiyoCocokara & Co.A	164,100	8,181,387
Mizuho Financial Group, Inc.A	74,380	1,160,324
Murata Manufacturing Co. Ltd.A	124,700	7,164,520
Olympus Corp.A	303,600	5,703,789
SUMCO Corp.A	614,600	9,063,295
Sumitomo Mitsui Financial Group, Inc.A	248,700	10,821,995
Sumitomo Rubber Industries Ltd.A B	273,500	2,427,239
Suzuken Co. Ltd.A	64,600	1,703,744
Suzuki Motor Corp.A	133,300	5,019,904
Takeda Pharmaceutical Co. Ltd.A	632,900	19,931,432
Toho Holdings Co. Ltd.A	119,400	1,951,234
Tokyo Electron Ltd.A	9,900	3,474,114
Yamaha Corp.A	178,800	6,955,257

Total Common Stocks		123,000,346

Total Japan (Cost $115,949,604)		123,000,346

Jordan - 0.47% (Cost $4,515,927)
Common Stocks - 0.47%
Hikma Pharmaceuticals PLCA	248,852	5,257,620

Netherlands - 4.45%
Common Stocks - 4.45%
Aegon NVA	1,475,874	8,110,377
Akzo Nobel NVA	195,630	14,551,161
ING Groep NVA C	417,233	6,022,089
Koninklijke Philips NVA	349,704	6,058,422
Universal Music Group NVA	249,350	6,379,091
Wolters Kluwer NVA	79,252	8,637,419

Total Common Stocks		49,758,559

Total Netherlands (Cost $43,725,431)		49,758,559

Portugal - 0.50% (Cost $4,283,233)
Common Stocks - 0.50%
Galp Energia SGPS SAA	407,397	5,573,115

Republic of Korea - 3.09%
Common Stocks - 3.09%
Hana Financial Group, Inc.A	60,915	2,425,325
Osstem Implant Co. Ltd.A C	27,095	4,130,285
Samsung Electronics Co. Ltd.A	380,147	19,001,229
SK Hynix, Inc.A	123,536	8,991,031

Total Common Stocks		34,547,870

Total Republic of Korea (Cost $27,885,664)		34,547,870

Singapore - 0.74% (Cost $4,206,139)
Common Stocks - 0.74%
DBS Group Holdings Ltd.A	303,210	8,300,470

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Shares	Fair Value
South Africa - 0.68% (Cost $7,404,864)
Common Stocks - 0.68%
Anglo American PLCA	176,798	$7,620,801

Spain - 3.94%
Common Stocks - 3.94%
Aena SME SAA C D	42,699	6,404,624
Amadeus IT Group SAA C	135,651	8,533,394
Banco Bilbao Vizcaya Argentaria SAA	1,241,699	8,739,260
CaixaBank SAA	166,769	738,608
Iberdrola SAA	305,526	3,572,799
Indra Sistemas SAA	111,361	1,359,986
Industria de Diseno Textil SAA	370,125	11,558,250
Telefonica SAA	844,864	3,212,173

Total Common Stocks		44,119,094

Total Spain (Cost $39,071,978)		44,119,094

Sweden - 1.24%
Common Stocks - 1.24%
Electrolux AB, Class BA B	256,236	3,633,948
Sandvik ABA	313,424	6,482,962
Swedbank AB, Class AA	193,521	3,711,399

Total Common Stocks		13,828,309

Total Sweden (Cost $13,292,808)		13,828,309

Switzerland - 3.54%
Common Stocks - 3.54%
ABB Ltd.A	205,605	7,159,570
Adecco Group AGA C	310,715	11,522,843
Cie Financiere Richemont SA, Class AA	15,721	2,423,954
Novartis AGA	163,427	14,780,444
Zurich Insurance Group AGA	7,399	3,659,360

Total Common Stocks		39,546,171

Total Switzerland (Cost $31,960,063)		39,546,171

United Kingdom - 18.78%
Common Stocks - 18.78%
3i Group PLCA	290,598	5,666,616
ASOS PLCA B C	551,421	5,970,545
AstraZeneca PLCA	57,786	7,560,621
AstraZeneca PLC, ADR	166,250	10,867,762
Barclays PLCA	11,548,387	26,484,697
Barratt Developments PLCA	1,259,460	7,171,413
Berkeley Group Holdings PLCA	36,032	1,849,047
BP PLCA	1,724,851	10,435,773
British American Tobacco PLCA	74,089	2,833,473
Coca-Cola Europacific Partners PLCA	113,098	6,315,435
Compass Group PLCA	521,660	12,437,361
Kingfisher PLCA	3,178,939	10,958,129
Reckitt Benckiser Group PLCA	149,475	10,644,376
RELX PLCA	482,362	14,336,545
RELX PLCA	144,276	4,287,802
Rolls-Royce Holdings PLCA C	11,362,344	14,884,937
Standard Chartered PLCA	964,176	8,075,245
Taylor Wimpey PLCA	9,309,725	13,493,500
Unilever PLCA	322,393	16,470,686
WH Smith PLCA	219,348	4,325,283

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Shares	Fair Value
United Kingdom - 18.78% (continued)
Common Stocks - 18.78% (continued)
WPP PLCA	1,277,549	$14,902,923

Total Common Stocks		209,972,169

Total United Kingdom (Cost $199,886,369)		209,972,169

United States - 5.90%
Common Stocks - 5.90%
Aon PLC, Class A	36,216	11,541,315
BRP, Inc.B	37,620	3,139,265
Ferguson PLCA	36,007	5,066,246
GSK PLCA	1,165,432	20,351,947
ICON PLCC	37,023	8,541,576
Roche Holding AGA	55,547	17,360,290

Total Common Stocks		66,000,639

Total United States (Cost $60,729,859)		66,000,639

SHORT-TERM INVESTMENTS - 7.27% (Cost $81,299,665)
Investment Companies - 7.27%
American Beacon U.S. Government Money Market Select Fund, 4.19%E F	81,299,665	81,299,665

SECURITIES LENDING COLLATERAL - 0.58% (Cost $6,443,550)
Investment Companies - 0.58%
American Beacon U.S. Government Money Market Select Fund, 4.19%E F	6,443,550	6,443,550

TOTAL INVESTMENTS - 104.94% (Cost $1,073,802,338)		1,173,523,367
LIABILITIES, NET OF OTHER ASSETS - (4.94%)		(55,260,381)

TOTAL NET ASSETS - 100.00%		$1,118,262,986

Percentages are stated as a percent of net assets.

A	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $988,795,935 or 88.42% of net assets.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at January 31, 2023.
C	Non-income producing security.
D

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $17,406,202 or 1.56% of net assets. The Fund has no right to demand registration of these securities.

E	The Fund is affiliated by having the same investment advisor.
F	7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

Long Futures Contracts Open on January 31, 2023:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
ICE U.S. mini MSCI EAFE Index Futures	720	March 2023	$76,034,986	$76,284,000	$249,014

			$76,034,986	$76,284,000	$249,014

Index Abbreviations:

ICE	Intercontinental Exchange.
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2023, the investments were classified as described below:

International Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$—	$4,093,001	$—	$4,093,001
Belgium	—	3,972,941	—	3,972,941
Brazil	12,329,539	—	—	12,329,539
Canada	36,450,499	—	—	36,450,499
China/Hong Kong	—	58,551,619	—	58,551,619
Denmark	—	13,661,058	—	13,661,058
Finland	—	6,607,622	—	6,607,622
France	—	142,618,615	—	142,618,615
Germany	—	122,514,780	—	122,514,780
Ireland	14,114,261	13,790,489	—	27,904,750
Israel	—	7,390,475	—	7,390,475
Italy	—	42,160,090	—	42,160,090
Japan	—	123,000,346	—	123,000,346
Jordan	—	5,257,620	—	5,257,620
Netherlands	—	49,758,559	—	49,758,559
Portugal	—	5,573,115	—	5,573,115
Republic of Korea	—	34,547,870	—	34,547,870
Singapore	—	8,300,470	—	8,300,470
South Africa	—	7,620,801	—	7,620,801
Spain	—	44,119,094	—	44,119,094
Sweden	—	13,828,309	—	13,828,309
Switzerland	—	39,546,171	—	39,546,171
United Kingdom	10,867,762	199,104,407	—	209,972,169
Common Stocks
United States	23,222,156	42,778,483	—	66,000,639
Short-Term Investments	81,299,665	—	—	81,299,665
Securities Lending Collateral	6,443,550	—	—	6,443,550

Total Investments in Securities - Assets	$184,727,431	$988,795,935	$—	$1,173,523,367

Financial Derivative Instruments - Assets
Futures Contracts	$249,014	$—	$—	$249,014

Total Financial Derivative Instruments - Assets	$249,014	$—	$—	$249,014

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2023, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.13%
Communication Services - 5.84%
Entertainment - 1.09%
Electronic Arts, Inc.	160,199	$20,614,408
Warner Bros Discovery, Inc.A	1,078,200	15,978,924

		36,593,332

Interactive Media & Services - 0.76%
Alphabet, Inc., Class AA	257,400	25,441,416

Media - 3.21%
Charter Communications, Inc., Class AA	29,496	11,335,608
Comcast Corp., Class A	1,749,243	68,832,712
News Corp., Class A	611,400	12,386,964
Omnicom Group, Inc.	66,378	5,707,844
Paramount Global, Class B	420,100	9,729,516

		107,992,644

Wireless Telecommunication Services - 0.78%
T-Mobile U.S., Inc.A	103,159	15,402,670
Vodafone Group PLC, ADR	940,050	10,885,779

		26,288,449

Total Communication Services		196,315,841

Consumer Discretionary - 8.19%
Auto Components - 1.88%
Adient PLCA	114,098	5,136,692
Aptiv PLCA	296,944	33,581,397
Goodyear Tire & Rubber Co.A	249,500	2,806,875
Magna International, Inc.B	335,900	21,813,346

		63,338,310

Automobiles - 0.89%
General Motors Co.	761,632	29,947,370

Hotels, Restaurants & Leisure - 2.64%
Aramark	520,833	23,192,693
Booking Holdings, Inc.A	4,200	10,223,220
Las Vegas Sands Corp.A	728,472	42,979,848
Marriott International, Inc., Class AA	70,553	12,288,922

		88,684,683

Multiline Retail - 1.28%
Dollar General Corp.	120,421	28,130,346
Target Corp.	86,979	14,972,565

		43,102,911

Specialty Retail - 1.50%
Advance Auto Parts, Inc.	109,111	16,615,423
Lithia Motors, Inc.	49,050	12,909,960
Lowe’s Cos., Inc.	100,311	20,889,766

		50,415,149

Total Consumer Discretionary		275,488,423

Consumer Staples - 3.25%
Beverages - 0.76%
Diageo PLC, ADR	90,883	16,072,658

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.13% (continued)
Consumer Staples - 3.25% (continued)
Beverages - 0.76% (continued)
PepsiCo, Inc.	54,978	$9,402,338

		25,474,996

Food Products - 0.59%
Archer-Daniels-Midland Co.	41,220	3,415,077
Nestle SA, ADR	134,814	16,476,293

		19,891,370

Household Products - 0.40%
Kimberly-Clark Corp.	64,938	8,442,589
Reckitt Benckiser Group PLC, ADRB	356,057	5,141,463

		13,584,052

Personal Products - 0.56%
Unilever PLC, ADRB	366,800	18,743,480

Tobacco - 0.94%
Philip Morris International, Inc.	302,829	31,566,895

Total Consumer Staples		109,260,793

Energy - 9.41%
Energy Equipment & Services - 1.89%
Baker Hughes Co.	175,100	5,557,674
Halliburton Co.	847,941	34,952,128
NOV, Inc.	707,500	17,291,300
Schlumberger Ltd.	104,200	5,937,316

		63,738,418

Oil, Gas & Consumable Fuels - 7.52%
APA Corp.	623,900	27,657,487
Cenovus Energy, Inc.B	358,400	7,160,832
ConocoPhillips	189,486	23,092,659
EOG Resources, Inc.	72,277	9,558,633
Hess Corp.	292,593	43,935,765
Marathon Oil Corp.	590,586	16,223,397
Murphy Oil Corp.	194,370	8,476,476
Ovintiv, Inc.	281,600	13,863,168
Phillips 66	360,166	36,113,845
Pioneer Natural Resources Co.	209,692	48,302,552
Shell PLC, ADR	314,522	18,497,039

		252,881,853

Total Energy		316,620,271

Financials - 21.93%
Banks - 8.57%
Citigroup, Inc.	1,301,505	67,964,591
Citizens Financial Group, Inc.	402,453	17,434,264
First Citizens BancShares, Inc., Class A	9,606	7,470,394
JPMorgan Chase & Co.	291,203	40,756,772
M&T Bank Corp.	166,665	25,999,740
PNC Financial Services Group, Inc.	69,461	11,490,933
Truist Financial Corp.	126,467	6,246,205
U.S. Bancorp	661,664	32,950,867
Wells Fargo & Co.	1,658,365	77,727,568

		288,041,334

Capital Markets - 4.94%
Bank of New York Mellon Corp.	467,400	23,636,418

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.13% (continued)
Financials - 21.93% (continued)
Capital Markets - 4.94% (continued)
BlackRock, Inc.	17,535	$13,312,747
Goldman Sachs Group, Inc.	87,473	31,998,498
KKR & Co., Inc.	118,499	6,613,429
Moody’s Corp.	22,391	7,226,695
Morgan Stanley	217,871	21,205,385
Nasdaq, Inc.	294,146	17,704,648
Northern Trust Corp.	227,783	22,088,118
State Street Corp.	244,180	22,300,959

		166,086,897

Consumer Finance - 1.28%
American Express Co.	209,679	36,679,148
Capital One Financial Corp.	52,800	6,283,200

		42,962,348

Diversified Financial Services - 0.33%
Corebridge Financial, Inc.	249,400	5,426,944
Equitable Holdings, Inc.	180,100	5,775,807

		11,202,751

Insurance - 6.81%
Allstate Corp.	120,755	15,513,395
American International Group, Inc.	895,960	56,642,591
Aon PLC, Class A	83,048	26,465,737
Chubb Ltd.	104,042	23,668,515
Hartford Financial Services Group, Inc.	216,600	16,810,326
Marsh & McLennan Cos., Inc.	144,407	25,258,228
Progressive Corp.	185,851	25,340,784
Travelers Cos., Inc.	92,186	17,618,588
Willis Towers Watson PLC	85,949	21,847,376

		229,165,540

Total Financials		737,458,870

Health Care - 14.25%
Health Care Equipment & Supplies - 2.78%
Abbott Laboratories	143,070	15,816,388
Boston Scientific Corp.A	265,563	12,282,289
GE HealthCare Technologies, Inc.A	248,520	17,277,110
Medtronic PLC	485,101	40,598,103
Zimmer Biomet Holdings, Inc.	59,667	7,597,996

		93,571,886

Health Care Providers & Services - 6.35%
Centene Corp.A	177,700	13,547,848
Cigna Corp.	125,630	39,783,252
CVS Health Corp.	396,700	34,996,874
Elevance Health, Inc.	107,996	53,996,920
HCA Healthcare, Inc.	51,400	13,110,598
Humana, Inc.	14,100	7,214,970
McKesson Corp.	43,311	16,401,010
UnitedHealth Group, Inc.	69,167	34,527,475

		213,578,947

Life Sciences Tools & Services - 0.88%
Danaher Corp.	32,310	8,542,118
Thermo Fisher Scientific, Inc.	36,968	21,083,959

		29,626,077

Pharmaceuticals - 4.24%
GSK PLC, ADR	152,027	5,360,472

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.13% (continued)
Health Care - 14.25% (continued)
Pharmaceuticals - 4.24% (continued)
Johnson & Johnson	183,866	$30,047,382
Merck & Co., Inc.	469,881	50,469,918
Perrigo Co. PLC	633,568	23,708,115
Pfizer, Inc.	527,468	23,292,987
Roche Holding AG, ADR	94,550	3,701,632
Sanofi, ADR	120,364	5,914,687

		142,495,193

Total Health Care		479,272,103

Industrials - 12.97%
Aerospace & Defense - 2.23%
Boeing Co.A	65,400	13,930,200
General Dynamics Corp.	81,907	19,089,246
Northrop Grumman Corp.	53,408	23,928,920
Raytheon Technologies Corp.	180,039	17,976,894

		74,925,260

Air Freight & Logistics - 0.84%
FedEx Corp.	145,190	28,146,533

Building Products - 0.93%
Johnson Controls International PLC	225,555	15,691,862
Masco Corp.	114,595	6,096,454
Trane Technologies PLC	53,194	9,528,109

		31,316,425

Construction & Engineering - 1.03%
AECOM	342,517	29,891,459
Fluor Corp.A	126,300	4,641,525

		34,532,984

Electrical Equipment - 1.18%
Eaton Corp. PLC	93,015	15,087,963
Vertiv Holdings Co.	1,727,677	24,567,567

		39,655,530

Industrial Conglomerates - 1.86%
General Electric Co.	483,162	38,884,878
Honeywell International, Inc.	113,001	23,558,448

		62,443,326

Machinery - 3.09%
CNH Industrial NV	644,239	11,415,915
Cummins, Inc.	57,997	14,472,571
Deere & Co.	62,334	26,357,309
Illinois Tool Works, Inc.	73,812	17,422,585
Otis Worldwide Corp.	41,754	3,433,431
PACCAR, Inc.	149,929	16,388,739
Stanley Black & Decker, Inc.	164,109	14,656,575

		104,147,125

Professional Services - 0.41%
Equifax, Inc.	62,906	13,977,713

Road & Rail - 1.40%
Canadian National Railway Co.	51,291	6,108,245
JB Hunt Transport Services, Inc.	123,476	23,343,138

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.13% (continued)
Industrials - 12.97% (continued)
Road & Rail - 1.40% (continued)
Union Pacific Corp.	86,381	$17,638,136

		47,089,519

Total Industrials		436,234,415

Information Technology - 11.22%
Communications Equipment - 1.16%
F5, Inc.A	188,400	27,819,144
Telefonaktiebolaget LM Ericsson, ADR	1,969,120	11,361,822

		39,180,966

Electronic Equipment, Instruments & Components - 0.66%
Corning, Inc.	319,640	11,062,740
TE Connectivity Ltd.	86,800	11,036,620

		22,099,360

IT Services - 2.45%
Accenture PLC, Class A	69,261	19,327,282
Cognizant Technology Solutions Corp., Class A	271,670	18,133,973
Fidelity National Information Services, Inc.	525,232	39,413,409
Fiserv, Inc.A	52,400	5,590,032

		82,464,696

Semiconductors & Semiconductor Equipment - 3.41%
Analog Devices, Inc.	45,657	7,828,806
Broadcom, Inc.	46,472	27,186,585
KLA Corp.	33,307	13,072,331
Micron Technology, Inc.	184,400	11,119,320
NXP Semiconductors NV	64,736	11,931,492
QUALCOMM, Inc.	133,727	17,813,774
Texas Instruments, Inc.	145,313	25,750,917

		114,703,225

Software - 3.54%
Microsoft Corp.	166,208	41,188,004
Oracle Corp.	497,834	44,038,396
Workday, Inc., Class AA	186,400	33,818,552

		119,044,952

Total Information Technology		377,493,199

Materials - 4.95%
Chemicals - 4.83%
Air Products & Chemicals, Inc.	117,402	37,628,515
Axalta Coating Systems Ltd.A	885,630	26,657,463
DuPont de Nemours, Inc.	516,607	38,203,088
International Flavors & Fragrances, Inc.	177,998	20,017,655
Olin Corp.	249,000	16,082,910
PPG Industries, Inc.	98,165	12,794,826
Sherwin-Williams Co.	47,378	11,209,161

		162,593,618

Containers & Packaging - 0.12%
International Paper Co.	96,786	4,047,590

Total Materials		166,641,208

Real Estate - 1.69%
Equity Real Estate Investment Trusts (REITs) - 1.69%
Prologis, Inc.	94,700	12,242,816

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.13% (continued)
Real Estate - 1.69% (continued)
Equity Real Estate Investment Trusts (REITs) - 1.69% (continued)
Public Storage	13,110	$3,989,897
VICI Properties, Inc.	1,189,610	40,660,870

		56,893,583

Total Real Estate		56,893,583

Utilities - 3.43%
Electric Utilities - 2.99%
American Electric Power Co., Inc.	64,602	6,070,004
Duke Energy Corp.	207,877	21,296,999
Exelon Corp.	89,253	3,765,584
Pinnacle West Capital Corp.	296,811	22,127,260
PPL Corp.	783,554	23,193,199
Southern Co.	259,762	17,580,692
Xcel Energy, Inc.	93,768	6,448,425

		100,482,163

Multi-Utilities - 0.44%
Dominion Energy, Inc.	234,296	14,910,597

Total Utilities		115,392,760

Total Common Stocks (Cost $2,275,320,579)		3,267,071,466

SHORT-TERM INVESTMENTS - 2.59% (Cost $86,969,843)
Investment Companies - 2.59%
American Beacon U.S. Government Money Market Select Fund, 4.19%C D	86,969,843	86,969,843

SECURITIES LENDING COLLATERAL - 0.10% (Cost $3,376,058)
Investment Companies - 0.10%
American Beacon U.S. Government Money Market Select Fund, 4.19%C D	3,376,058	3,376,058

TOTAL INVESTMENTS - 99.82% (Cost $2,365,666,480)		3,357,417,367
OTHER ASSETS, NET OF LIABILITIES - 0.18%		6,201,200

TOTAL NET ASSETS - 100.00%		$3,363,618,567

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at January 31, 2023.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

Long Futures Contracts Open on January 31, 2023:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-Mini Standard & Poor’s 500 Index Futures	427	March 2023	$83,907,471	$87,321,500	$3,414,029

			$83,907,471	$87,321,500	$3,414,029

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

Index Abbreviations:

CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2023, the investments were classified as described below:

Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$3,267,071,466	$—	$—	$3,267,071,466
Short-Term Investments	86,969,843	—	—	86,969,843
Securities Lending Collateral	3,376,058	—	—	3,376,058

Total Investments in Securities - Assets	$3,357,417,367	$—	$—	$3,357,417,367

Financial Derivative Instruments - Assets
Futures Contracts	$3,414,029	$—	$—	$3,414,029

Total Financial Derivative Instruments - Assets	$3,414,029	$—	$—	$3,414,029

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2023, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.29%
Communication Services - 2.12%
Diversified Telecommunication Services - 0.06%
ATN International, Inc.	30,633	$1,497,341
EchoStar Corp., Class AA	68,890	1,288,932

		2,786,273

Entertainment - 0.34%
IMAX Corp.A	390,653	6,641,101
Lions Gate Entertainment Corp., Class AA	562,028	4,479,363
Lions Gate Entertainment Corp., Class BA	610,974	4,655,622
Marcus Corp.	28,751	435,290

		16,211,376

Interactive Media & Services - 0.12%
Ziff Davis, Inc.A	63,449	5,677,417

Media - 1.60%
John Wiley & Sons, Inc., Class A	87,297	3,998,203
Magnite, Inc.A	664,151	8,022,944
Scholastic Corp.	296,568	13,120,168
Stagwell, Inc.A B	5,613,349	39,405,710
TEGNA, Inc.	558,872	11,138,319
Thryv Holdings, Inc.A	26,249	587,190

		76,272,534

Total Communication Services		100,947,600

Consumer Discretionary - 13.79%
Auto Components - 3.70%
Adient PLCA	1,532,448	68,990,809
American Axle & Manufacturing Holdings, Inc.A	2,881,307	25,557,193
Dana, Inc.	1,001,730	18,171,382
Gentex Corp.	87,736	2,589,089
Gentherm, Inc.A	590,474	43,948,980
Goodyear Tire & Rubber Co.A	283,953	3,194,471
LCI Industries	49,361	5,539,292
Lear Corp.	26,981	3,933,290
Patrick Industries, Inc.	41,263	2,928,435
Standard Motor Products, Inc.	38,848	1,571,790

		176,424,731

Automobiles - 0.42%
Thor Industries, Inc.B	170,967	16,298,284
Winnebago Industries, Inc.	61,643	3,925,426

		20,223,710

Distributors - 0.10%
Funko, Inc., Class AA B	378,922	4,584,956

Diversified Consumer Services - 0.62%
Adtalem Global Education, Inc.A	433,137	16,537,170
Graham Holdings Co., Class B	10,135	6,621,297
Perdoceo Education Corp.A	131,532	1,969,034
Strategic Education, Inc.	47,782	4,460,450

		29,587,951

Hotels, Restaurants & Leisure - 1.01%
Bloomin’ Brands, Inc.	173,403	4,205,023
Bluegreen Vacations Holding Corp.B	12,974	420,877
Chuy’s Holdings, Inc.A	30,863	1,056,440

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.29% (continued)
Consumer Discretionary - 13.79% (continued)
Hotels, Restaurants & Leisure - 1.01% (continued)
Cracker Barrel Old Country Store, Inc.	119,653	$13,350,882
El Pollo Loco Holdings, Inc.	17,731	217,559
Genius Sports Ltd.A	929,314	5,101,934
International Game Technology PLC	822,515	21,755,522
Red Rock Resorts, Inc., Class A	38,616	1,738,106

		47,846,343

Household Durables - 2.58%
Cavco Industries, Inc.A	29,342	7,807,906
Century Communities, Inc.	82,342	5,039,331
Ethan Allen Interiors, Inc.	49,212	1,414,353
GoPro, Inc., Class AA	744,036	4,575,821
Green Brick Partners, Inc.A	116,075	3,621,540
KB Home	221,254	8,507,216
La-Z-Boy, Inc.	76,439	2,173,161
LGI Homes, Inc.A	63,335	7,210,690
Lovesac Co.A	106,910	2,751,863
M/I Homes, Inc.A	82,606	4,939,839
MDC Holdings, Inc.	178,126	6,726,038
Meritage Homes Corp.A	142,720	15,369,517
Newell Brands, Inc.	1,732,902	27,657,116
Sonos, Inc.A	132,198	2,437,731
Taylor Morrison Home Corp.A	220,602	7,897,552
Toll Brothers, Inc.	110,892	6,596,965
Tri Pointe Homes, Inc.A	376,871	8,325,080

		123,051,719

Leisure Products - 0.59%
Brunswick Corp.	224,150	18,902,570
Malibu Boats, Inc., Class AA	39,485	2,392,396
MasterCraft Boat Holdings, Inc.A	18,483	531,571
Sturm Ruger & Co., Inc.B	34,296	1,951,442
Vista Outdoor, Inc.A	148,434	4,356,538

		28,134,517

Multiline Retail - 0.54%
Kohl’s Corp.	487,067	15,766,359
Ollie’s Bargain Outlet Holdings, Inc.A	180,400	9,878,704

		25,645,063

Specialty Retail - 3.20%
Academy Sports & Outdoors, Inc.	154,772	9,041,780
America’s Car-Mart, Inc.A	6,600	568,524
American Eagle Outfitters, Inc.	229,249	3,700,079
Asbury Automotive Group, Inc.A	48,916	10,761,520
Buckle, Inc.	97,253	4,279,132
Caleres, Inc.	70,783	1,841,774
Camping World Holdings, Inc., Class A	116,173	2,951,956
Chico’s FAS, Inc.A	242,796	1,279,535
Citi Trends, Inc.A	17,161	540,228
Designer Brands, Inc., Class A	291,367	3,003,994
Foot Locker, Inc.	181,038	7,876,963
Genesco, Inc.A	24,080	1,162,823
Group 1 Automotive, Inc.	46,059	9,849,717
Guess?, Inc.	105,686	2,448,745
Haverty Furniture Cos., Inc.	17,488	610,681
Hibbett, Inc.	24,840	1,648,382
Leslie’s, Inc.A	195,720	3,031,703
MarineMax, Inc.A	38,677	1,208,656

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.29% (continued)
Consumer Discretionary - 13.79% (continued)
Specialty Retail - 3.20% (continued)
Monro, Inc.	300,213	$15,280,842
National Vision Holdings, Inc.A	134,750	5,538,225
ODP Corp.A	297,568	15,354,509
OneWater Marine, Inc., Class AA	14,838	485,796
Rent-A-Center, Inc.	57,721	1,552,118
Sally Beauty Holdings, Inc.A	207,756	3,236,839
Shoe Carnival, Inc.	49,875	1,362,086
Signet Jewelers Ltd.	88,042	6,762,506
Sonic Automotive, Inc., Class A	402,320	21,608,607
TravelCenters of America, Inc.A	28,915	1,316,211
Urban Outfitters, Inc.A	270,590	7,411,460
Victoria’s Secret & Co.A	81,115	3,418,997
Warby Parker, Inc., Class AA	191,380	3,090,787

		152,225,175

Textiles, Apparel & Luxury Goods - 1.03%
Allbirds, Inc., Class AA B	360,177	990,487
Capri Holdings Ltd.A	210,471	13,994,217
Carter’s, Inc.	67,861	5,606,247
Kontoor Brands, Inc.B	107,552	5,136,684
Levi Strauss & Co., Class AB	882,873	16,244,863
Movado Group, Inc.	30,812	1,089,512
Oxford Industries, Inc.	5,051	592,078
Skechers USA, Inc., Class AA	112,801	5,431,368

		49,085,456

Total Consumer Discretionary		656,809,621

Consumer Staples - 2.96%
Beverages - 0.15%
Boston Beer Co., Inc., Class AA	18,102	7,034,618

Food & Staples Retailing - 0.37%
Andersons, Inc.	95,265	3,503,847
Chefs’ Warehouse, Inc.A	90,743	3,469,105
Ingles Markets, Inc., Class A	40,975	3,892,625
SpartanNash Co.	16,215	513,691
United Natural Foods, Inc.A	158,714	6,605,677

		17,984,945

Food Products - 2.04%
Darling Ingredients, Inc.A	475,812	31,541,578
Fresh Del Monte Produce, Inc.	293,825	8,403,395
Ingredion, Inc.	87,961	9,042,391
J&J Snack Foods Corp.	198,860	28,496,638
Seneca Foods Corp., Class AA	12,054	753,375
Simply Good Foods Co.A	110,948	4,027,412
SunOpta, Inc.A	1,815,135	14,829,653

		97,094,442

Personal Products - 0.33%
Edgewell Personal Care Co.	271,309	11,628,304
Herbalife Nutrition Ltd.A	227,655	3,999,898

		15,628,202

Tobacco - 0.07%
Universal Corp.	62,231	3,383,499

Total Consumer Staples		141,125,706

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.29% (continued)
Energy - 6.58%
Energy Equipment & Services - 2.61%
Bristow Group, Inc.A	54,174	$1,654,474
Cactus, Inc., Class A	135,465	7,330,011
ChampionX Corp.	921,899	30,441,105
Dril-Quip, Inc.A	200,789	6,166,230
Expro Group Holdings NVA	1,744,345	32,950,677
Helix Energy Solutions Group, Inc.A	1,274,004	10,102,852
Liberty Energy, Inc.	436,529	6,910,254
NOV, Inc.	331,473	8,101,200
Oil States International, Inc.A	66,300	567,528
Patterson-UTI Energy, Inc.	582,569	9,787,160
Select Energy Services, Inc., Class A	98,431	864,224
Transocean Ltd.A B	1,415,392	9,539,742

		124,415,457

Oil, Gas & Consumable Fuels - 3.97%
Arch Resources, Inc.	21,341	3,158,895
Berry Corp.	1,728,088	15,898,410
Callon Petroleum Co.A	119,746	5,095,192
Chesapeake Energy Corp.	42,899	3,720,201
CNX Resources Corp.A	906,377	15,163,687
Comstock Resources, Inc.	381,134	4,630,778
CONSOL Energy, Inc.	36,200	2,093,446
Delek US Holdings, Inc.	302,505	8,095,034
Equitrans Midstream Corp.	1,770,503	12,836,147
Frontline PLC	379,819	5,252,897
Kinetik Holdings, Inc.B	58,387	1,826,929
Kosmos Energy Ltd.A	5,159,675	40,813,029
Murphy Oil Corp.	631,806	27,553,060
Northern Oil & Gas, Inc.	80,651	2,703,422
PBF Energy, Inc., Class A	48,368	2,030,972
Peabody Energy Corp.A	149,157	4,159,989
Permian Resources Corp.	287,454	3,124,625
Range Resources Corp.	477,606	11,949,702
Ranger Oil Corp., Class A	124,278	5,219,676
REX American Resources Corp.A	34,284	1,121,772
Riley Exploration Permian, Inc.	20,854	692,144
SandRidge Energy, Inc.A	38,227	604,369
SilverBow Resources, Inc.A	43,258	1,136,388
Viper Energy Partners LP	288,463	9,158,700
W&T Offshore, Inc.A	148,455	923,390

		188,962,854

Total Energy		313,378,311

Financials - 20.61%
Banks - 11.75%
Amalgamated Financial Corp.	19,394	445,092
Amerant Bancorp, Inc.	7,726	215,092
Ameris Bancorp	101,033	4,764,716
Associated Banc-Corp.	396,700	8,890,047
Atlantic Union Bankshares Corp.	108,733	4,206,880
Banc of California, Inc.	86,633	1,509,147
Bank of NT Butterfield & Son Ltd.	878,186	28,066,825
BankUnited, Inc.	113,465	4,270,823
Banner Corp.	144,353	9,358,405
Berkshire Hills Bancorp, Inc.	44,784	1,390,543
Brookline Bancorp, Inc.	111,704	1,461,088
Byline Bancorp, Inc.	54,544	1,352,691

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.29% (continued)
Financials - 20.61% (continued)
Banks - 11.75% (continued)
Cadence Bank	187,020	$4,783,972
Capstar Financial Holdings, Inc.	99,054	1,724,530
Cathay General Bancorp	97,277	4,276,297
Central Pacific Financial Corp.	172,179	3,891,245
CNB Financial Corp.	30,727	741,135
Columbia Banking System, Inc.	828,371	25,604,948
ConnectOne Bancorp, Inc.	24,848	590,637
CrossFirst Bankshares, Inc.A	70,996	958,446
CVB Financial Corp.	261,010	6,321,662
Dime Community Bancshares, Inc.	40,022	1,193,456
Eagle Bancorp, Inc.	33,100	1,571,919
Eastern Bankshares, Inc.	183,221	2,962,684
Enterprise Financial Services Corp.	36,107	1,925,225
Equity Bancshares, Inc., Class A	5,832	174,085
Farmers National Banc Corp.	49,634	713,737
FB Financial Corp.	44,317	1,664,547
First BanCorp	368,459	9,628,732
First Bancshares, Inc.	34,954	1,071,340
First Busey Corp.	80,403	1,919,220
First Commonwealth Financial Corp.	96,849	1,424,649
First Financial Bancorp	138,134	3,498,934
First Financial Corp.	12,452	559,344
First Hawaiian, Inc.	677,860	18,600,478
First Interstate BancSystem, Inc., Class A	366,850	13,162,578
First Merchants Corp.	269,534	11,492,930
Flushing Financial Corp.	43,663	837,893
FNB Corp.	299,421	4,272,738
Fulton Financial Corp.	173,637	2,904,947
Glacier Bancorp, Inc.	185,659	8,464,194
Great Southern Bancorp, Inc.	7,841	458,228
Hancock Whitney Corp.	229,120	11,795,098
Hanmi Financial Corp.	44,348	1,032,865
HarborOne Bancorp, Inc.	416,755	5,684,538
Heartland Financial USA, Inc.	44,054	2,179,351
Heritage Commerce Corp.	529,982	6,423,382
Heritage Financial Corp.	169,467	4,834,894
Hilltop Holdings, Inc.	157,937	5,164,540
Hope Bancorp, Inc.	173,907	2,241,661
Horizon Bancorp, Inc.	45,544	712,308
Independent Bank Corp.	21,843	484,259
Independent Bank Group, Inc.	75,355	4,619,262
International Bancshares Corp.	90,604	4,246,610
Lakeland Bancorp, Inc.	40,682	783,942
Live Oak Bancshares, Inc.	9,549	325,061
Mercantile Bank Corp.	16,404	563,149
Midland States Bancorp, Inc.	32,205	820,583
MidWestOne Financial Group, Inc.	18,377	572,444
National Bank Holdings Corp., Class A	140,919	5,951,009
Nicolet Bankshares, Inc.A	17,290	1,260,268
Northwest Bancshares, Inc.	218,352	3,087,497
OceanFirst Financial Corp.	86,084	2,059,129
OFG Bancorp	1,201,993	34,028,422
Old National Bancorp	2,056,560	35,989,800
Origin Bancorp, Inc.	15,000	562,500
Pacific Premier Bancorp, Inc.	111,772	3,614,706
Peapack-Gladstone Financial Corp.	18,596	689,726
Peoples Bancorp, Inc.	41,172	1,221,573

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.29% (continued)
Financials - 20.61% (continued)
Banks - 11.75% (continued)
Popular, Inc.	583,947	$40,082,122
Preferred Bank	15,500	1,102,515
Premier Financial Corp.	51,824	1,296,636
QCR Holdings, Inc.	24,552	1,290,453
Renasant Corp.	81,404	2,896,354
S&T Bancorp, Inc.	56,938	2,071,404
Sandy Spring Bancorp, Inc.	346,886	11,724,747
Seacoast Banking Corp. of Florida	210,629	6,763,297
Simmons First National Corp., Class A	190,279	4,245,125
SmartFinancial, Inc.	24,601	663,489
SouthState Corp.	33,175	2,640,730
Texas Capital Bancshares, Inc.A	744,776	49,207,350
Trustmark Corp.	92,840	2,703,501
UMB Financial Corp.	147,476	13,300,860
Umpqua Holdings Corp.	1,339,324	24,375,697
United Community Banks, Inc.	445,444	14,494,748
Univest Financial Corp.	42,796	1,161,911
Valley National Bancorp	678,254	8,057,658
Veritex Holdings, Inc.	63,607	1,790,537
Washington Federal, Inc.	102,372	3,630,111
Webster Financial Corp.	137,701	7,249,958
WesBanco, Inc.	86,909	3,230,408
Westamerica Bancorp	203,897	11,328,517

		559,582,784

Capital Markets - 2.26%
Artisan Partners Asset Management, Inc., Class A	60,181	2,215,864
B Riley Financial, Inc.B	39,877	1,703,944
Cohen & Steers, Inc.	240,925	17,700,760
Donnelley Financial Solutions, Inc.A	28,688	1,308,460
Evercore, Inc., Class A	254,915	33,090,516
Federated Hermes, Inc.	358,123	14,074,234
Lazard Ltd., Class A	194,004	7,775,680
Oppenheimer Holdings, Inc., Class A	11,300	537,993
Perella Weinberg Partners	396,874	4,067,959
Piper Sandler Cos.,	25,483	3,621,134
Stifel Financial Corp.	220,597	14,870,444
Victory Capital Holdings, Inc., Class A	99,609	2,952,411
Virtus Investment Partners, Inc.	13,480	2,896,582
WisdomTree Investments, Inc.	160,375	923,760

		107,739,741

Consumer Finance - 1.35%
Bread Financial Holdings, Inc.	140,514	5,765,289
Encore Capital Group, Inc.A	34,812	1,939,725
Enova International, Inc.A	51,128	2,333,993
EZCORP, Inc., Class AA	78,151	711,956
Navient Corp.	310,456	5,889,350
Nelnet, Inc., Class A	40,365	3,854,454
PRA Group, Inc.A	43,001	1,730,360
PROG Holdings, Inc.A	65,966	1,470,382
SLM Corp.	2,302,593	40,456,559

		64,152,068

Diversified Financial Services - 0.25%
A-Mark Precious Metals, Inc.	34,003	1,309,115
Cannae Holdings, Inc.A	272,215	6,652,935

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.29% (continued)
Financials - 20.61% (continued)
Diversified Financial Services - 0.25% (continued)
Jackson Financial, Inc., Class A	86,088	$3,791,316

		11,753,366

Insurance - 3.26%
Ambac Financial Group, Inc.A	65,491	1,091,080
American Equity Investment Life Holding Co.	135,228	6,443,614
Assured Guaranty Ltd.	131,299	8,219,317
Axis Capital Holdings Ltd.	148,588	9,297,151
Brighthouse Financial, Inc.A	150,127	8,447,646
CNO Financial Group, Inc.	392,805	10,118,657
Donegal Group, Inc., Class A	31,616	479,931
Employers Holdings, Inc.	28,237	1,238,757
Enstar Group Ltd.A	131,626	31,892,980
First American Financial Corp.	253,856	15,706,071
Genworth Financial, Inc., Class AA	733,323	4,047,943
Global Indemnity Group LLC, Class A	335,812	9,654,595
Horace Mann Educators Corp.	544,082	19,374,760
Kemper Corp.	92,971	5,460,187
Mercury General Corp.	95,162	3,400,138
National Western Life Group, Inc., Class A	5,020	1,389,536
ProAssurance Corp.	93,107	1,805,345
Safety Insurance Group, Inc.	5,953	502,374
Selective Insurance Group, Inc.	80,681	7,664,695
Stewart Information Services Corp.	46,059	2,200,238
White Mountains Insurance Group Ltd.	4,362	6,664,962

		155,099,977

Mortgage Real Estate Investment Trusts (REITs) - 0.38%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.B	495,671	18,295,217

Thrifts & Mortgage Finance - 1.36%
Axos Financial, Inc.A	37,440	1,801,613
Capitol Federal Financial, Inc.	1,199,690	10,041,405
Essent Group Ltd.	418,858	18,442,318
Kearny Financial Corp.	99,208	930,571
Luther Burbank Corp.	227,597	2,671,989
Merchants Bancorp	62,768	1,805,835
MGIC Investment Corp.	582,736	8,228,232
NMI Holdings, Inc., Class AA	123,273	2,863,632
PennyMac Financial Services, Inc.	58,985	3,976,769
Provident Financial Services, Inc.	133,809	3,139,159
Radian Group, Inc.	329,004	7,270,988
TrustCo Bank Corp. NY	27,827	999,268
WSFS Financial Corp.	58,393	2,820,966

		64,992,745

Total Financials		981,615,898

Health Care - 3.33%
Biotechnology - 0.36%
Alkermes PLCA	414,354	11,867,099
Vanda Pharmaceuticals, Inc.A	109,669	842,258
Vir Biotechnology, Inc.A	156,599	4,627,500

		17,336,857

Health Care Equipment & Supplies - 0.56%
Embecta Corp.	211,587	5,583,781
Enovis Corp.A	15,603	982,209
Merit Medical Systems, Inc.A	87,940	6,274,519

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.29% (continued)
Health Care - 3.33% (continued)
Health Care Equipment & Supplies - 0.56% (continued)
NuVasive, Inc.A	137,791	$6,283,270
Omnicell, Inc.A	136,041	7,546,194

		26,669,973

Health Care Providers & Services - 1.28%
Acadia Healthcare Co., Inc.A	100,630	8,454,933
Amedisys, Inc.A	78,562	7,593,803
Cross Country Healthcare, Inc.A	67,074	1,861,303
Encompass Health Corp.	368,249	22,997,150
ModivCare, Inc.A	49,998	5,362,785
National HealthCare Corp.	27,348	1,628,300
R1 RCM, Inc.A	913,884	13,077,680

		60,975,954

Health Care Technology - 0.28%
Evolent Health, Inc., Class AA	410,457	13,224,924

Life Sciences Tools & Services - 0.23%
Azenta, Inc.A	197,171	11,021,859

Pharmaceuticals - 0.62%
Innoviva, Inc.A	135,334	1,711,975
Perrigo Co. PLC	718,943	26,902,847
SIGA Technologies, Inc.	85,957	630,065

		29,244,887

Total Health Care		158,474,454

Industrials - 21.27%
Aerospace & Defense - 1.35%
AAR Corp.A	89,524	4,605,115
AeroVironment, Inc.A	81,851	7,282,283
BWX Technologies, Inc.	403,834	24,577,337
Kaman Corp.	420,081	10,594,443
Mercury Systems, Inc.A	148,181	7,406,827
Spirit AeroSystems Holdings, Inc., Class A	273,151	9,874,409

		64,340,414

Air Freight & Logistics - 0.72%
Air Transport Services Group, Inc.A	1,101,416	31,181,087
Hub Group, Inc., Class AA	38,433	3,277,182

		34,458,269

Airlines - 0.18%
Alaska Air Group, Inc.A	105,351	5,408,720
Spirit Airlines, Inc.	159,185	3,158,231

		8,566,951

Building Products - 1.91%
Apogee Enterprises, Inc.	572,736	26,826,954
Armstrong World Industries, Inc.	5,462	422,814
AZEK Co., Inc.A	178,626	4,310,245
Gibraltar Industries, Inc.A	639,660	34,266,586
Insteel Industries, Inc.	37,908	1,136,861
Masonite International Corp.A	134,570	12,275,475
Quanex Building Products Corp.	64,276	1,664,106
UFP Industries, Inc.	109,658	10,258,506

		91,161,547

Commercial Services & Supplies - 2.51%
ACCO Brands Corp.	170,845	1,084,866

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.29% (continued)
Industrials - 21.27% (continued)
Commercial Services & Supplies - 2.51% (continued)
Aris Water Solution, Inc., Class AB	508,575	$7,877,827
Brink’s Co.	394,520	25,880,512
Deluxe Corp.	662,655	13,246,473
Harsco Corp.A	2,449,551	19,449,435
Healthcare Services Group, Inc.	1,020,570	13,747,078
Interface, Inc.	1,471,493	16,745,590
MillerKnoll, Inc.	800,803	19,123,176
Quad/Graphics, Inc.A	481,638	2,124,023

		119,278,980

Construction & Engineering - 2.69%
Arcosa, Inc.	28,006	1,659,916
Dycom Industries, Inc.A	109,168	10,411,352
EMCOR Group, Inc.	76,493	11,340,087
Fluor Corp.A	1,032,083	37,929,050
Granite Construction, Inc.	226,055	9,625,422
Matrix Service Co.A	76,340	616,064
MDU Resources Group, Inc.	757,202	23,405,114
WillScot Mobile Mini Holdings Corp.A	687,283	33,305,734

		128,292,739

Electrical Equipment - 1.12%
Atkore, Inc.A	80,203	10,446,441
Encore Wire Corp.	37,070	5,984,210
EnerSys	430,237	35,718,276
GrafTech International Ltd.	144,949	947,966

		53,096,893

Machinery - 6.19%
Allison Transmission Holdings, Inc.	582,705	26,268,341
Astec Industries, Inc.	105,350	4,650,149
Barnes Group, Inc.	309,265	13,688,069
Crane Holdings Co.	39,948	4,630,373
Energy Recovery, Inc.A	61,269	1,355,883
Enerpac Tool Group Corp.	1,277,643	33,908,645
EnPro Industries, Inc.	36,779	4,452,834
Flowserve Corp.	1,849,705	63,666,846
Greenbrier Cos., Inc.	1,201,304	37,144,320
Hillenbrand, Inc.	203,305	9,526,872
Hyster-Yale Materials Handling, Inc.	13,642	442,410
ITT, Inc.	101,010	9,251,506
Kennametal, Inc.	1,183,679	33,734,851
Lindsay Corp.	30,011	4,700,323
Miller Industries, Inc.	204,124	5,921,637
Mueller Industries, Inc.	110,013	7,211,352
Proto Labs, Inc.A	31,485	963,441
Standex International Corp.	132,171	15,275,002
Tennant Co.	170,564	11,961,653
Terex Corp.	72,611	3,700,983
Titan International, Inc.A	121,920	2,034,845
Wabash National Corp.	17,901	461,130

		294,951,465

Marine - 0.77%
Eagle Bulk Shipping, Inc.B	26,536	1,519,982
Genco Shipping & Trading Ltd.	82,024	1,487,915
Kirby Corp.A	466,989	33,053,482

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.29% (continued)
Industrials - 21.27% (continued)
Marine - 0.77% (continued)
Matson, Inc.	6,597	$430,880

		36,492,259

Professional Services - 1.83%
Heidrick & Struggles International, Inc.	12,357	380,101
Hudson Global, Inc.A	57,162	1,426,192
Huron Consulting Group, Inc.A	30,881	2,101,143
KBR, Inc.	263,786	13,513,757
Kelly Services, Inc., Class A	67,070	1,213,967
Korn Ferry	549,385	29,661,296
ManpowerGroup, Inc.	291,566	25,412,893
Resources Connection, Inc.	34,900	602,723
TrueBlue, Inc.A	653,073	12,819,823

		87,131,895

Road & Rail - 0.38%
ArcBest Corp.	47,574	3,970,051
Ryder System, Inc.	99,403	9,384,637
Schneider National, Inc., Class B	184,362	4,885,593

		18,240,281

Trading Companies & Distributors - 1.62%
Air Lease Corp.	215,180	9,676,645
Beacon Roofing Supply, Inc.A	67,500	3,839,400
BlueLinx Holdings, Inc.A	18,013	1,563,889
Boise Cascade Co.	99,556	7,463,713
GMS, Inc.A	82,310	4,882,629
MSC Industrial Direct Co., Inc., Class A	87,065	7,200,276
NOW, Inc.A	1,268,832	17,814,401
Rush Enterprises, Inc., Class A	105,136	5,657,368
Titan Machinery, Inc.A	36,896	1,621,210
Triton International Ltd.	195,729	13,826,297
Veritiv Corp.	27,081	3,386,208

		76,932,036

Total Industrials		1,012,943,729

Information Technology - 10.84%
Communications Equipment - 2.24%
ADTRAN Holdings, Inc.	476,362	8,988,951
Ciena Corp.A	317,207	16,501,108
CommScope Holding Co., Inc.A	310,807	2,610,779
Extreme Networks, Inc.A	364,672	6,575,036
F5, Inc.A	311,724	46,029,166
Infinera Corp.A B	2,590,533	18,962,702
Lumentum Holdings, Inc.A	102,175	6,148,891
NETGEAR, Inc.A	55,836	1,115,045

		106,931,678

Electronic Equipment, Instruments & Components - 3.64%
Arrow Electronics, Inc.A	123,441	14,503,083
Avnet, Inc.	406,562	18,653,064
Belden, Inc.	217,002	17,596,692
Benchmark Electronics, Inc.	68,220	1,909,478
Coherent Corp.A	695,820	30,198,588
FARO Technologies, Inc.A	264,340	7,264,063
Itron, Inc.A	386,870	22,233,419
Kimball Electronics, Inc.A	29,117	743,066
Methode Electronics, Inc.	238,096	11,366,703
National Instruments Corp.	190,005	10,260,270

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.29% (continued)
Information Technology - 10.84% (continued)
Electronic Equipment, Instruments & Components - 3.64% (continued)
nLight, Inc.A	374,548	$4,644,395
Plexus Corp.A	100,932	9,688,463
ScanSource, Inc.A	48,899	1,610,244
TTM Technologies, Inc.A	198,348	3,118,031
Vishay Intertechnology, Inc.	253,675	5,806,621
Vishay Precision Group, Inc.A	229,094	9,892,279
Vontier Corp.	163,838	3,773,189

		173,261,648

IT Services - 0.80%
Euronet Worldwide, Inc.A	266,322	30,009,163
WEX, Inc.A	44,743	8,276,112

		38,285,275

Semiconductors & Semiconductor Equipment - 2.56%
Alpha & Omega Semiconductor Ltd.A	20,847	687,117
Cohu, Inc.A	678,472	24,479,270
Diodes, Inc.A	426,268	38,018,843
Kulicke & Soffa Industries, Inc.	755,466	38,604,313
MaxLinear, Inc.A	178,861	7,369,073
MKS Instruments, Inc.	57,521	5,885,549
Photronics, Inc.A	119,710	2,169,145
Synaptics, Inc.A	36,839	4,605,980

		121,819,290

Software - 0.59%
A10 Networks, Inc.	362,546	5,612,212
Adeia, Inc.	98,243	1,075,761
Progress Software Corp.	229,446	12,169,816
Verint Systems, Inc.A	118,911	4,515,051
Zuora, Inc., Class AA	571,871	4,529,218

		27,902,058

Technology Hardware, Storage & Peripherals - 1.01%
Corsair Gaming, Inc.A	201,376	3,167,644
Super Micro Computer, Inc.A	513,975	37,175,812
Xerox Holdings Corp.	486,323	7,965,971

		48,309,427

Total Information Technology		516,509,376

Materials - 7.52%
Chemicals - 2.43%
AdvanSix, Inc.	54,385	2,351,607
Avient Corp.	416,399	16,872,488
Cabot Corp.	378,887	28,541,558
Ecovyst, Inc.A	1,824,016	19,133,928
Element Solutions, Inc.	1,047,007	21,442,703
Koppers Holdings, Inc.	40,530	1,402,743
Livent Corp.A	219,867	5,698,953
Mativ Holdings, Inc.	90,766	2,501,511
Olin Corp.	162,175	10,474,883
Tronox Holdings PLC	413,453	7,090,719

		115,511,093

Containers & Packaging - 0.51%
Greif, Inc., Class A	49,774	3,555,357
O-I Glass, Inc.A	362,149	6,971,368

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.29% (continued)
Materials - 7.52% (continued)
Containers & Packaging - 0.51% (continued)
Sonoco Products Co.	227,551	$13,905,642

		24,432,367

Metals & Mining - 4.47%
Alamos Gold, Inc., Class A	719,844	7,947,078
Alpha Metallurgical Resources, Inc.	16,506	2,656,311
ATI, Inc.A	1,233,586	44,890,195
Carpenter Technology Corp.	351,683	16,982,772
Elah Holdings, Inc.A	3,209	209,066
Ferroglobe PLCA	1,674,153	7,952,227
Hecla Mining Co.	1,394,947	8,606,823
Kaiser Aluminum Corp.	589,041	51,552,868
Largo, Inc.A B	74,828	469,920
Materion Corp.	264,053	23,830,783
MP Materials Corp.A	223,740	7,273,787
Royal Gold, Inc.	161,028	20,455,387
Ryerson Holding Corp.	71,883	2,743,774
Schnitzer Steel Industries, Inc., Class A	142,629	4,826,565
SunCoke Energy, Inc.	161,860	1,474,545
TimkenSteel Corp.A	89,714	1,764,674
Warrior Met Coal, Inc.	100,235	3,796,902
Worthington Industries, Inc.	96,492	5,487,500

		212,921,177

Paper & Forest Products - 0.11%
Clearwater Paper Corp.A	19,735	761,968
Louisiana-Pacific Corp.	65,910	4,487,812

		5,249,780

Total Materials		358,114,417

Real Estate - 4.12%
Equity Real Estate Investment Trusts (REITs) - 3.24%
Agree Realty Corp.	430,088	32,097,467
Americold Realty Trust, Inc.	29,630	930,678
Cousins Properties, Inc.	529,157	14,509,485
EPR Properties	96,671	4,106,584
Highwoods Properties, Inc.	15,602	473,833
NETSTREIT Corp.	623,204	12,545,097
Outfront Media, Inc.	863,634	17,186,317
Pebblebrook Hotel Trust	85,446	1,401,314
Physicians Realty Trust	490,985	7,787,022
PotlatchDeltic Corp.	176,721	8,650,493
Rayonier, Inc.	97,400	3,544,386
Ryman Hospitality Properties, Inc.	41,649	3,868,776
STAG Industrial, Inc.	860,211	30,623,512
Sunstone Hotel Investors, Inc.	661,018	7,264,588
Terreno Realty Corp.	71,373	4,598,562
Urban Edge Properties	305,290	4,808,317

		154,396,431

Real Estate Management & Development - 0.88%
Douglas Elliman, Inc.	487,672	2,272,552
Howard Hughes Corp.A	80,769	6,904,942
Marcus & Millichap, Inc.	77,559	2,810,738
Newmark Group, Inc., Class A	89,520	767,186
RE/MAX Holdings, Inc., Class A	16,750	382,068
RMR Group, Inc., Class A	466,973	14,485,502
Seritage Growth Properties, Class AA B	1,108,139	13,463,889

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.29% (continued)
Real Estate - 4.12% (continued)
Real Estate Management & Development - 0.88% (continued)
Tejon Ranch Co.A	31,221	$625,044

		41,711,921

Total Real Estate		196,108,352

Utilities - 2.15%
Electric Utilities - 0.96%
ALLETE, Inc.	466,334	28,847,421
Otter Tail Corp.	49,005	3,143,671
Portland General Electric Co.	283,963	13,510,959

		45,502,051

Gas Utilities - 0.54%
Chesapeake Utilities Corp.	59,162	7,459,145
Northwest Natural Holding Co.	166,972	8,371,976
Southwest Gas Holdings, Inc.	121,331	8,120,684
Spire, Inc.	24,182	1,746,424

		25,698,229

Multi-Utilities - 0.65%
Avista Corp.	535,978	21,385,522
NorthWestern Corp.	169,515	9,628,452

		31,013,974

Total Utilities		102,214,254

Total Common Stocks (Cost $3,782,062,145)		4,538,241,718

SHORT-TERM INVESTMENTS - 4.28% (Cost $203,919,707)
Investment Companies - 4.28%
American Beacon U.S. Government Money Market Select Fund, 4.19%C D	203,919,707	203,919,707

SECURITIES LENDING COLLATERAL - 0.13% (Cost $5,917,870)
Investment Companies - 0.13%
American Beacon U.S. Government Money Market Select Fund, 4.19C D	5,917,870	5,917,870

TOTAL INVESTMENTS - 99.70% (Cost $3,991,899,722)		4,748,079,295
OTHER ASSETS, NET OF LIABILITIES - 0.30%		14,521,080

TOTAL NET ASSETS - 100.00%		$4,762,600,375

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at January 31, 2023.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

Long Futures Contracts Open on January 31, 2023:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-mini Russell 2000 Index Futures	2,091	March 2023	$188,663,011	$202,764,270	$14,101,259

			$188,663,011	$202,764,270	$14,101,259

Index Abbreviations:

CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2023, the investments were classified as described below:

Small Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$4,538,241,718	$—	$—	$4,538,241,718
Short-Term Investments	203,919,707	—	—	203,919,707
Securities Lending Collateral	5,917,870	—	—	5,917,870

Total Investments in Securities - Assets	$4,748,079,295	$—	$—	$4,748,079,295

Financial Derivative Instruments - Assets
Futures Contracts	$14,101,259	$—	$—	$14,101,259

Total Financial Derivative Instruments - Assets	$14,101,259	$—	$—	$14,101,259

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2023, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

January 31, 2023 (Unaudited)

Organization

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. As of January 31, 2023, the Trust consists of twenty-five active series, six of which are presented in this filing: American Beacon Balanced Fund, American Beacon EAM International Small Cap Fund (formerly known as American Beacon Tocqueville International Value Fund), American Beacon Garcia Hamilton Quality Bond Fund, American Beacon International Equity Fund, American Beacon Large Cap Value Fund and American Beacon Small Cap Value Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), diversified, open-end management investment companies. The remaining nineteen active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Funds’ financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminated the asset segregation framework used by funds to comply with Section 18 of the Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds were not required to fully comply with the new rule until August 19, 2022. Management has evaluated the implications of these changes, and has determined that there is no impact to the financial statements.

On December 3, 2020, the SEC adopted new rule 2a-5 (Valuation Rule) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management has evaluated the Valuation Rule, and has determined that there is no impact to the financial statements.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

January 31, 2023 (Unaudited)

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management expects the ASU will not have a material impact on the Funds’ financial statements.

Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund’s is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The rule also defines when market quotations are “readily available” for purposes of the Investment Company Act, the threshold for determining whether a Fund must fair value a security.

The Valuation Rule permits a Fund’s board to designate the Fund’s primary investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Manager as valuation designee under the Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

January 31, 2023 (Unaudited)

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust a Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

January 31, 2023 (Unaudited)

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

With respect to the Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

January 31, 2023 (Unaudited)

dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedules of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

January 31, 2023 (Unaudited)

be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of January 31, 2023, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Balanced	$1,754,393	$240,469	$1,516,845	$1,757,314
EAM International Small Cap	3,951,644	—	4,005,045	4,005,045
International Equity	21,214,773	6,443,550	15,474,581	21,918,131
Large Cap Value	41,834,812	3,376,058	38,520,624	41,896,682
Small Cap Value	67,789,157	5,917,870	61,511,442	67,429,312

Cash collateral is listed on the Funds’ Schedules of Investments.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedule of Investments.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Fund do not have any unrecorded tax liabilities. Each of the tax years in the four year period ended October 31, 2022 remain subject to examination by the Internal Revenue Service.

Cost of Investments for Federal Income Tax Purposes

As of January 31, 2023, the Fund’s cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced	$134,464,970	$21,833,588	$(6,314,924)	$15,518,664
EAM International Small Cap	190,362,040	1,931,540	(2,903,241)	(971,701)
Garcia Hamilton Quality Bond	300,266,612	6,349,909	(10,137,076)	(3,787,167)
International Equity	1,073,802,338	165,871,218	(66,150,189)	99,721,029
Large Cap Value	2,365,666,480	1,061,575,878	(69,824,991)	991,750,887
Small Cap Value	3,991,899,722	965,979,776	(209,800,203)	756,179,573

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of October 31, 2022, the Funds had the following capital loss carryforwards:

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

January 31, 2023 (Unaudited)

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
EAM International Small Cap	$8,396,837	$5,035,968
Garcia Hamilton Quality Bond	22,254,280	9,635,698
International Equity	3,443,850	24,885,542